As filed with the Securities and Exchange Commission
                                                     Registration No. 2-81547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   Form N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933              [X]

                          Pre-Effective Amendment No. ___             [_]
                          Post-Effective Amendment No. 18             [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940               [X]
                                 Amendment No. 16                     [X]
                       (Check appropriate box or boxes.)


                          MUNICIPAL ASSETS FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
              (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                      including Area Code: (515) 244-5426
                           DAVID W. MILES, President
                          Municipal Assets Funds, Inc.
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
                    (Name and Address of Agent for Service)


                        Copies of all Communications to:
                              JOHN C. MILES, ESQ.
                  Cline, Williams, Wright, Johnson & Oldfather
                            1900 First Bank Building
                            Lincoln, Nebraska 68508

Approximate Date of Proposed Public Offering:   As soon as practicable after the
Registration Statement becomes effective.

It is proposed  that this filing will  become  effective  pursuant to  paragraph
(b) of Rule 485 under the Securities Act of 1933.

The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and the Rule 24f-2 Notice for the fiscal year ended June 30, 1996, was filed on or about July 24, 1996.

                          MUNICIPAL ASSETS FUNDS, INC.

                             Cross-Reference Sheet
                            Required by Rule 404(c)


N-1A Item No.                                  Location in Prospectus

PART A
1.  Cover Page.................................Cover Page
2.  Synopsis...................................Highlights
3.  Financial Highlights.......................Financial Highlights
4.  General Description of Registrant..........Investment Objectives, Policies
                                               and Restrictions; Organization
                                               and Shares of the Fund
5.  Management of the Fund.....................Organization and Shares of the
                                               Fund; Management and Fees
6.  Capital Stock and Other Securities.........Cover Page; Distributions and
                                               Taxes; Organization and Shares
                                               of the Fund
7.  Purchase of Securities Being Offered.......Opening an Account--Purchasing
                                               Shares
8.  Redemption or Repurchase...................Redeeming Shares
9.  Legal Proceedings..........................Not Applicable


PART B

                                               Location in Statement of
                                               Additional Information

10. Cover Page.................................Cover Page
11. Table of Contents..........................Table of Contents
12. General Information and History............General Information and History
13. Investment Objective and Policies..........Investment Objectives, Policies
                                               and Restrictions
14. Management of the Registrant...............Management
15. Control Persons and Principal
    Holders of Securities......................Other Information--Principal
                                               Shareholders
16. Investment Advisory and Other Services.....The Investment Management
                                               Agreement
17. Brokerage Allocation.......................Other Information--Portfolio
                                               Transactions
18. Capital Stock and Other Securities.........Other Information--Organization
                                               and Shares of Fund
19. Purchase, Redemption and Pricing
    of Securities Being Offered................Purchases of Fund Shares;
                                               Valuing the Fund's Shares
20. Tax Status.................................Taxation
21. Underwriters...............................Purchases of Fund Shares
22. Calculation of Yield Quotations
    of Money Market Funds......................Calculation of Yield
23. Financial Statements.......................Cover Page


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

LIQUID ASSETS FUND AND                                             SWEEP SHARES
MUNICIPAL ASSETS FUND

                 2203 Grand Avenue, Des Moines, Iowa 50312-5338

IMG FINANCIAL SERVICES, INC......................................1-800-798-1819
                                                                   515-244-5426
________________________________________________________________________________

PROSPECTUS                                                    FEBRUARY 10, 1997
________________________________________________________________________________
Liquid Assets Fund and Municipal Assets Fund, each of these a "Fund", (collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "Sweep Shares" of each Fund. Sweep Shares are offered to customers of banks. Sweep Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. The Funds also offer "Trust Shares" and "Institutional Shares" which accrue daily dividends in the same manner as Sweep Shares except that each class bears separate distribution and/or shareholder servicing fees. "S2 Shares" are also offered by Liquid Assets Fund. (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Sweep Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

AN INVESTMENT IN SHARES OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES, BY ANY STATE, OR BY THE FDIC, IS NOT A DEPOSIT OR OTHER OBLIGATION OF A BANK, OR GUARANTEED BY A BANK, AND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

UNDER EXTRAORDINARY CIRCUMSTANCES THE VALUE OF SHARES MAY VARY FROM $1.00 AND CONSEQUENTLY, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from IMG Financial Services, Inc., at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

The expense summary table is provided to assist you in understanding the various costs and expenses that may be incurred directly or indirectly as a shareholder of either Fund. There are no transaction fees imposed upon the purchase, redemption, or exchange of shares.

                                                          LIQUID      MUNICIPAL
                                                          ASSETS       ASSETS
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
   Management Fees.................................        0.25%         0.25%
   12b-1 Distribution Fees.........................        0.75%         0.50%
   Other Expenses..................................        0.20%         0.30%
   Total Fund Operating Expenses...................        1.20%         1.05%

For the period from September 1, 1996 through January 15, 1997, the Advisor waived a portion or all of their fees and reimbursed certain expenses of Municipal Assets. The waiver was terminated January 15, 1997. Additional operating expenses information may be found under "Management and Fees".

EXAMPLE
You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

                          1 Year        3 Years        5 Years        10 Years
   Liquid Assets           $12            $38            $66             $145
   Municipal Assets        $11            $33            $58             $128

EXPLANATION OF TABLE

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

The purpose of the foregoing tables is to assist in understanding the various costs and expenses that may be directly or indirectly borne by investors in Sweep Shares. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current services provider fees and/or reimbursements. The information in the above tables relates only to Sweep Shares. The Funds also offer Trust Shares and Institutional Shares. S2 Shares are also offered by Liquid Assets. Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to an individual shareholder account for redemption by wire. Please refer to "Management and Fees" for further information.

HIGHLIGHTS

The INVESTMENT OBJECTIVE of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations including, redeemable Certificates backed by Farmers Home Administration guaranteed loans and primarily, federally insured student loans.

The INVESTMENT OBJECTIVE of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests primarily in high quality short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition. See "Investment Objectives, Policies and Restrictions".

The NET ASSET VALUE, that is, the price at which shares of the Funds are sold and redeemed, will be $1.00 per share, except under extraordinary circumstances. See "Opening an Account -- Share Price".

SHARES OF EITHER FUND MAY BE PURCHASED at the next determined net asset value per share, without a sales charge, with an initial investment of at least $250 and subsequent purchases of at least $25 (subject to certain exceptions). Purchases may be made by check, wire, electronic funds transfer and/or through Participating Organizations. See "Purchasing Shares".

SHARES MAY BE REDEEMED at their next determined net asset value by exchange, check, wire, and/or electronic funds transfer. See "Redeeming Shares".

The ADVISOR of the Funds is Investors Management Group, (the "Advisor"), 2203 Grand Avenue, Des Moines, Iowa 50312-5338, a registered investment advisor incorporated in June 1982. See "Management and Fees". The Advisor is also the transfer agent for the Funds.

The Funds' DISTRIBUTOR is IMG Financial Services, Inc., a wholly owned subsidiary of the Advisor. IMG Financial Services, Inc., is a registered broker/dealer and was incorporated in May 1992.

The Advisor is entitled to an INVESTMENT ADVISORY FEE which is calculated daily and paid monthly at an annual rate of 0.25 percent of each Fund's net assets up to $200,000,000, declining to 0.20 percent of average daily net assets in excess of $600,000,000. For the period from September 1, 1996 through January 15, 1997, the Advisor voluntarily agreed to waive all of its fee with respect to Municipal Assets. This waiver was voluntary and was terminated on January 15, 1997. See "Management and Fees".

DISTRIBUTION FEES are paid by the Funds to the Distributor and by it to certain Participating Organizations pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), up to a maximum of 0.75 percent of the average daily net asset value of all Sweep Shares issued and outstanding for Liquid Assets and
0.50 percent of the average daily net assets of all Sweep Shares issued and outstanding for Municipal Assets.

DIVIDENDS are declared daily and paid monthly (see "Distributions and Taxes") and will be automatically reinvested unless the shareholder elects otherwise.

FINANCIAL HIGHLIGHTS

Effective October 29, 1996, the Funds commenced offering three classes of shares with differing fee structures, designated "Sweep Shares", Trust Shares", and "Institutional Shares". The shares designated Sweep Shares were offered and sold with the same fee structure previously offered by the Funds. Financial Highlights on the following pages gives information about the Fund's financial history on a per share basis for the past ten fiscal years and unaudited information for the six month period ending December 31, 1996 for the Funds' Sweep Shares.

The Funds' fiscal year has been July 1 through June 30 since their inception. The financial information expresses investment and distribution information in terms of a single share outstanding throughout each period as indicated.

The tables presented for the years 1987 through 1996 have been examined by KPMG Peat Marwick LLP, independent auditors, whose unqualified report covering the year ending June 30, 1996, is included in the Annual Report to shareholders of each Fund. The information for the period July 1, 1996 through December 31, 1996 is unaudited and is contained in the Funds' Semi-Annual Report. The Annual and Semi-Annual Reports are included in each Fund's Statement of Additional
Information and will be provided upon request to the address and telephone number on Page 1 of this Prospectus without charges.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*     1996      1995      1994      1993      1992     1991     1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period         $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000

Net Investment Income           0.44      .047      .047      .027      .027      .044      .063     .074     .076     .057    .051

Dividends Distributed          (0.44)    (.047)    (.047)    (.027)    (.027)    (.044)    (.063)   (.074)   (.076)   (.057)  (.051)
                            --------------------------------------------------------------------------------------------------------

Net Asset Value
End of Period               $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000
                            ========================================================================================================

Total Return                    4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Ratio of Expenses to
Average Net Assets              1.20%     1.20%     1.20%     1.18%     1.16%     1.16%     1.15%    1.16%    1.17%    1.15%   1.17%

Ratio of Net Income to
Average Net Assets              4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Net Assets
End of Period (000 Omitted) $212,696  $176,633  $167,085  $141,018  $123,949  $117,238  $111,405 $104,014  $93,335  $73,525 $67,020

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*    1996     1995    1994     1993     1992      1991    1990      1989     1988     1987
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Net Investment Income           .028     .026     .025     .015     .017     .030     .044     .050     .051     .039     .035

Dividends Distributed          (.028)   (.026)   (.025)   (.015)   (.017)   (.030)   (.044)   (.050)   (.051)   (.039)   (.035)
                             --------------------------------------------------------------------------------------------------
Net Asset Value
End of Period                $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Total Return                    2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%
                             ==================================================================================================

Ratio of Expenses to
Average Net Assets              1.14%    1.48%    1.38%    1.35%    1.35%    1.37%    1.39%    1.63%    1.50%    1.52%    1.46%

Ratio of Net Income to
Average Net Assets              2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%

Net Assets
End of Period (000 Omitted)  $12,844  $10,146  $16,130  $21,355  $23,764  $29,670  $26,683  $15,077  $12,619  $14,528  $14,560

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited

INVESTMENT  OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests.

(2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities.

It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period, expressed as an annual percentage rate. EFFECTIVE YIELD is calculated similarly but assumes that income earned from the investment is reinvested. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

The current and effective yields for the seven-day period ended December 31, 1996, for Liquid Assets and Municipal Assets were 4.44 percent and 4.53 percent, and 3.23 percent and 3.28 percent, respectively.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally FDIC insured and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of  course,  the  Funds'  yields  are not  fixed  nor is  principal  guaranteed.
Performance will fluctuate and any quotation should not be considered as representative of the future performance of either Fund.

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Sweep Shares unless cash payment has been requested. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

The Funds are open-end, diversified management investment companies organized as Iowa corporations. Liquid Assets was incorporated in June 1982 under the name Iowa Liquid Assets Fund, Inc., and changed its name to IMG Liquid Assets Fund, Inc., in October 1987. Municipal Assets was incorporated under the name Iowa Tax Free Liquid Assets Fund, Inc., in January 1983 and changed its name to IMG Tax Exempt Liquid Assets Fund, Inc., in October 1987. On September 25, 1996, the Funds each increased authorized capital to five billion shares of Common Stock, par value $.001 per share, changed the Fund's names to Liquid Assets Fund and Municipal Assets Fund, respectively, and amended their respective Articles of Incorporation to authorize the Boards of Directors to issue one or more additional classes of shares. Simultaneously, the Boards approved the redesignation of the existing shares as "Sweep Shares" and the issuance of "Trust Shares" and "Institutional Shares". On February 3, 1997, the Board of Directors authorized the issuance of "S2 Shares" by Liquid Assets. Management of the affairs of each Fund is legally vested in its Board of Directors, which meets periodically to review activities of the Fund and the Advisor and to consider other policy matters pertaining to the Fund.

Sweep Shares of the Funds are described in this Prospectus. Trust Shares, Institutional Shares and S2 Shares are offered in separate Prospectuses which may be obtained by calling IFS at 1-800-798-1819 or writing to IFS at the address on the cover of this Prospectus. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by the Funds, except that Sweep Shares, Trust Shares and S2 Shares bear separate distribution and/or shareholder servicing fees. Institutional Shares bear no distribution or shareholder servicing fees.

Each class of shares offers different privileges. Sweep Shares and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Sweep Shares, Trust Shares and S2 Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Sweep Shares and S2 Shares will vote on matters relating to the Distribution Plan for Sweep Shares and S2 Shares. Only holders of Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable.

MANAGEMENT AND FEES

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG is a registered Investment Advisor located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG Financial Services, Inc., a wholly owned subsidiary of IMG, is a registered broker/dealer and serves as the Funds' Underwriter. Since IMG was founded in 1982, its principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of December 31, 1996, IMG had approximately $1.4 billion in equity, fixed income and money market assets under management. David W. Miles and Mark A. McClurg are principal shareholders of IMG.

The Funds are managed by Jeffrey D. Lorenzen, CFA, Managing Director. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. He received his Masters of Business Administration degree from Drake University and his Bachelor of Business Administration degree from the University of Iowa.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.25 percent of each Fund's average daily net assets up to $200,000,000. The management fee declines to 0.20 percent of average daily net assets in excess of $600,000,000. For the fiscal year ended June 30, 1996, fees paid by Liquid Assets and Municipal Assets to IMG amounted to approximately 0.25 percent of each Fund's average net assets, or $444,793 and $43,217, respectively.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed. For the period September 1, 1996 through January 15, 1997, IMG voluntarily waived all of its advisory fees on Municipal Assets. Without such waiver, IMG would have been entitled to receive a fee at the annual rate of 0.25 percent of the average daily net assets of Municipal Assets. For the semi-annual period ended December 31, 1996, fees paid by Liquid Assets to IMG amounted to approximately 0.25 percent of average net assets or $245,802 and fees paid by Municipal Assets to IMG amounted to approximately 0.08 percent of average net assets or $3,901.

IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Each Fund pays fees based upon asset size and number of accounts.

Expenses of operating each Fund include fees of directors not affiliated with the Investment Advisor, custodial fees, taxes, auditing and legal expenses, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, certain insurance premiums, transfer agent fees, the publishing of reports to shareholders, and other expenses relating to the operation of each Fund which are not expressly assumed by the Investment Advisor.

Each Fund pays certain distribution fees related to marketing, selling and distribution of Sweep Shares including, but not limited to, preparation and distribution of promotional materials, compensation to sales personnel employed by the Distributor and for payment to institutions, including financial institutions ("Participating Organizations") who render assistance in distributing or promoting the sale of each Fund's Sweep Shares under plans ("Plans") adopted pursuant to Rule 12b-1 under the Act. The maximum fees payable under the Plans are an annual rate of 0.75 percent for Liquid Assets and 0.50 percent for Municipal Assets, computed monthly on the basis of the average net asset value of the Sweep Shares issued by each Fund. For fiscal year ended June 30, 1996, fees paid under the plan for Liquid Assets and Municipal Assets were $1,334,402 and $129,650, respectively. The Directors of each Fund review quarterly a written report of the costs incurred associated with the Plans. The Directors believe that the Plans are in compliance with Rule 12b-1 and are in the best interests of the Funds.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Insofar as Participating Organizations (including banks) are compensated under the Plans, their only function will be to perform administrative and shareholder services for their clients who wish to invest in the Funds. If a Participating Organization at a future date is prohibited from acting in this capacity, the shareholder may lose the services provided by the Participating Organization; however, it is not expected that the shareholders would incur any adverse financial consequences. It is intended that none of the services provided by such Participating Organizations other than through registered brokers will involve the solicitation or sale of shares of the Funds.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL IFS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from IMG Financial Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through financial institutions providing an automatic "sweep" investment program, in which case there is no minimum. Participating organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Sweep Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Sweep Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, CALL IMG FINANCIAL SERVICES, INC., AT 1-800-798-1819 OR 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

  METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT


 BY MAIL              $250 (minimum)                    $25 (minimum)
                   Please make your check payable    Please make your check
                   to the Fund selected and mail     payable to the Fund
                   to the address indicated on       selected, with your account
                   the application.                  number on the check and
                                                     mail to the address printed
                                                     on your account statement.

 BY WIRE           Please call IMG Financial         See instructions below.
                   Services, Inc., for an account
                   number before initial investment
                   at 1-800-798-1819 or
                   515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

 BY ELECTRONIC     Not available for initial         Shareholders who have an
 FUNDS TRANSFER    purchase.                         account with an institution
 (ACH)                                               which is a member of the
                                                     Automated Clearing House,
                                                     may elect to purchase Fund
                                                     shares via electronic funds
                                                     transfer.  Select this
                                                     service on your application
                                                     or call the Fund.

SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call   IMG   Financial   Services,   Inc.,   at
1-800-798-1819 for more information.

EXCHANGE PRIVILEGE. You may exchange Sweep Shares of either Fund for Sweep Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

A shareholder may not reduce the value of their account to less than $100 by writing checks. The check writing privilege is not available when purchases are made through a financial institution providing an automatic "sweep" investment program. The Funds and the Custodian reserve the right to terminate the check writing service or to institute charges for the service.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares if after 30 days' notice additional investments to bring the account value to $250 are not made.

HOW TO REDEEM SHARES

   BY MAIL--                     Send a "letter of instruction": a letter
   TO: 2203 GRAND AVENUE         specifying the name of the Fund, the number of
     DES MOINES, IA 50312-5338   shares to be sold, your name, your account
                                 number, and the additional requirements listed below that apply to your particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants,    Letter of instruction signed by all persons
   Sole Proprietorship,          required to sign for the account, exactly as
   Custodial (Uniform Gifts      it is registered, accompanied by signature
   or Transfers To Minors        guarantee(s).
   Act), General Partners

   Corporation, Association      Letter of instruction and a corporate
                                 resolution signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

   Trust A letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

   A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

   BY CHECK--                    You must have applied for the check writing
   (minimum $250                 feature on your account  application.  You may
   maximum $100,000)             redeem provided that the signatures you
                                 designated are on the check. (There is no charge for this service and you may write an unlimited number of checks.)

                FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY EXCHANGE--                 You must meet the  minimum investment
                                 requirement of the other fund.  You can only
                                 exchange between accounts with identical names,
                                 addresses, and taxpayer identification numbers.
   BY ELECTRONIC FUNDS           You must have applied for the Telephone
   TRANSFER (ACH) OR WIRE--      Transfer feature on your application.  Allow
                                 two days via ACH. Call before 10:00 a.m. for same day wire. $15.00 fee for bank wires.

TABLE OF CONTENTS
  Expense Summary for Sweep Shares............................................2
  Highlights..................................................................3
  Financial Highlights........................................................4
  Investment Objectives, Policies and Restrictions............................7
  Liquid Assets...............................................................7
  Municipal Assets............................................................9
  Performance................................................................12
  Distributions and Taxes....................................................13
  Organization and Shares of the Fund........................................14
  Management and Fees........................................................15
  Opening an Account.........................................................16
      Share Price............................................................17
      Purchasing Shares......................................................17
  Shareholder Services.......................................................19
  Redeeming Shares...........................................................21

NO SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY IMG FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY IMG FINANCIAL SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LIQUID ASSETS FUND                                                   S2 SHARES
MUNICIPAL ASSETS FUND                                             SWEEP SHARES


                 2203 Grand Avenue, Des Moines, Iowa 50312-5338

IMG FINANCIAL SERVICES, INC......................................1-800-798-1819
                                                                   515-244-5426
________________________________________________________________________________

PROSPECTUS                                                    FEBRUARY 11, 1997
________________________________________________________________________________
Liquid Assets Fund and Municipal Assets Fund, each of these a "Fund", (collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "S2 Shares" of Liquid Assets Fund and "Sweep Shares" of Municipal Assets Fund, (collectively, the "Shares"). Sweep Shares and S2 are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. The Funds also offer "Trust Shares" and "Institutional Shares" which accrue daily dividends in the same manner as Sweep Shares and S2 Shares except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

AN INVESTMENT IN SHARES OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES, BY ANY STATE, OR BY THE FDIC, IS NOT A DEPOSIT OR OTHER OBLIGATION OF ANY BANK, OR GUARANTEED BY A BANK, AND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

UNDER EXTRAORDINARY CIRCUMSTANCES THE VALUE OF SHARES MAY VARY FROM $1.00 AND CONSEQUENTLY, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from IMG Financial Services, Inc., at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

The expense summary table is provided to assist you in understanding the various costs and expenses that may be incurred directly or indirectly as a shareholder of either Fund. There are no transaction fees imposed upon the purchase, redemption, or exchange of shares.

                                                          LIQUID      MUNICIPAL
                                                          ASSETS       ASSETS
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
   Management Fees.................................        0.25%         0.25%
   12b-1 Distribution Fees.........................        0.50%         0.50%
   Other Expenses..................................        0.20%         0.30%
   Total Fund Operating Expenses...................        1.20%         1.50%

For the period from September 1, 1996 through January 15, 1997, the Advisor waived a portion or all of their fees and reimbursed certain expenses of Municipal Assets. The waiver was terminated January 15, 1997. Additional operating expenses information may be found under "Management and Fees".

EXAMPLE
You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.
                          1 Year      3 Years        5 Years        10 Years
   Liquid Assets           $12          $38            $66            $145
   Municipal Assets        $11          $33            $58            $128

EXPLANATION OF TABLE

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

The purpose of the foregoing tables is to assist in understanding the various costs and expenses that may be directly or indirectly borne by investors in Shares. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current services provider fees and/or reimbursements. The information in the above tables relates only to Shares. The Funds also offer Trust Shares and Institutional Shares. Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to an individual shareholder account for redemption by wire. Please refer to "Management and Fees" for further information.

HIGHLIGHTS

The INVESTMENT OBJECTIVE of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations including, redeemable Certificates backed by Farmers Home Administration guaranteed loans and primarily, federally insured student loans.

The INVESTMENT OBJECTIVE of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests primarily in high quality short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition. See "Investment Objectives, Policies and Restrictions".

The NET ASSET VALUE, that is, the price at which shares of the Funds are sold and redeemed, will be $1.00 per share, except under extraordinary circumstances. See "Opening an Account -- Share Price".

SHARES OF EITHER FUND MAY BE PURCHASED at the next determined net asset value per share, without a sales charge, with an initial investment of at least $250 and subsequent purchases of at least $25 (subject to certain exceptions). Purchases may be made by check, wire, electronic funds transfer and/or through Participating Organizations. See "Purchasing Shares".

SHARES MAY BE REDEEMED at their next determined net asset value by exchange, check, wire, and/or electronic funds transfer. See "Redeeming Shares".

The ADVISOR of the Funds is Investors Management Group, (the "Advisor"), 2203 Grand Avenue, Des Moines, Iowa 50312-5338, a registered investment advisor incorporated in June 1982. See "Management and Fees". The Advisor is also the transfer agent for the Funds.

The Funds' DISTRIBUTOR is IMG Financial Services, Inc., a wholly owned subsidiary of the Advisor. IMG Financial Services, Inc., is a registered broker/dealer and was incorporated in May 1992.

The Advisor is entitled to an INVESTMENT ADVISORY FEE which is calculated daily and paid monthly at an annual rate of 0.25 percent of each Fund's net assets up to $200,000,000, declining to 0.20 percent of average daily net assets in excess of $600,000,000. For the period from September 1, 1996 through January 15, 1997, the Advisor voluntarily agreed to waive all of its fee with respect to Municipal Assets. This waiver was voluntary and was terminated on January 15, 1997. See "Management and Fees".

DISTRIBUTION FEES are paid by the Funds to the Distributor and by it to certain Participating Organizations pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), up to a maximum of 0.50 percent of the average daily net assets of all Shares issued and outstanding for the Funds.

DIVIDENDS are declared daily and paid monthly (see "Distributions and Taxes") and will be automatically reinvested unless the shareholder elects otherwise.

FINANCIAL HIGHLIGHTS

Effective October 29, 1996, the Funds commenced offering three classes of shares with differing fee structures, designated "Sweep Shares", Trust Shares", and "Institutional Shares". The shares designated Sweep Shares were offered and sold with the same fee structure as the single class of shares previously offered by the Funds. S2 Shares were not offered prior to the date hereof, however, for comparative purposes Financial Highlights on the following pages gives information about the Fund's financial history on a per share basis for the past ten fiscal years and unaudited information for the six month period ending December 31, 1996 for the Funds' Sweep Shares. For reference Sweep Shares carry a 0.75% 12b-1 Plan fee and S2 Shares carry a 0.50% 12b-1 Plan fee, otherwise the fee structure for S2 Shares and Sweep Shares is identical.

The Funds' fiscal year has been July 1 through June 30 since their inception. The financial information expresses investment and distribution information in terms of a single share outstanding throughout each period as indicated.

The tables presented for the years 1987 through 1996 have been examined by KPMG Peat Marwick LLP, independent auditors, whose unqualified report covering the year ending June 30, 1996, is included in the Annual Report to shareholders of each Fund. The information for the period July 1, 1996 through December 31, 1996 is unaudited and is contained in the Funds' Semi-Annual Report. The Annual and Semi-Annual Reports are included in each Fund's Statement of Additional
Information and will be provided upon request to the address and telephone number on Page of this Prospectus without charge.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*     1996      1995      1994      1993      1992     1991     1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period         $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000

Net Investment Income           0.44      .047      .047      .027      .027      .044      .063     .074     .076     .057    .051

Dividends Distributed          (0.44)    (.047)    (.047)    (.027)    (.027)    (.044)    (.063)   (.074)   (.076)   (.057)  (.051)
                            --------------------------------------------------------------------------------------------------------

Net Asset Value
End of Period               $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000
                            ========================================================================================================

Total Return                    4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Ratio of Expenses to
Average Net Assets              1.20%     1.20%     1.20%     1.18%     1.16%     1.16%     1.15%    1.16%    1.17%    1.15%   1.17%

Ratio of Net Income to
Average Net Assets              4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Net Assets
End of Period (000 Omitted) $212,696  $176,633  $167,085  $141,018  $123,949  $117,238  $111,405 $104,014  $93,335  $73,525 $67,020

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*    1996     1995    1994     1993     1992      1991    1990      1989     1988     1987
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Net Investment Income           .028     .026     .025     .015     .017     .030     .044     .050     .051     .039     .035

Dividends Distributed          (.028)   (.026)   (.025)   (.015)   (.017)   (.030)   (.044)   (.050)   (.051)   (.039)   (.035)
                             --------------------------------------------------------------------------------------------------
Net Asset Value
End of Period                $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Total Return                    2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%
                             ==================================================================================================

Ratio of Expenses to
Average Net Assets              1.14%    1.48%    1.38%    1.35%    1.35%    1.37%    1.39%    1.63%    1.50%    1.52%    1.46%

Ratio of Net Income to
Average Net Assets              2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%

Net Assets
End of Period (000 Omitted)  $12,844  $10,146  $16,130  $21,355  $23,764  $29,670  $26,683  $15,077  $12,619  $14,528  $14,560

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests.

(2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities.

It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period, expressed as an annual percentage rate. EFFECTIVE YIELD is calculated similarly but assumes that income earned from the investment is reinvested. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

The current and effective yields for the seven-day period ended December 31, 1996, for Liquid Assets and Municipal Assets were 4.69 percent and 4.79 percent, and 3.23 percent and 3.28 percent, respectively.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally FDIC insured and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of  course,  the  Funds'  yields  are not  fixed  nor is  principal  guaranteed.
Performance will fluctuate and any quotation should not be considered as representative of the future performance of either Fund.

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Sweep Shares unless cash payment has been requested. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

The Funds are open-end, diversified management investment companies organized as Iowa corporations. Liquid Assets was incorporated in June 1982 under the name Iowa Liquid Assets Fund, Inc., and changed its name to IMG Liquid Assets Fund, Inc., in October 1987. Municipal Assets was incorporated under the name Iowa Tax Free Liquid Assets Fund, Inc., in January 1983 and changed its name to IMG Tax Exempt Liquid Assets Fund, Inc., in October 1987. On September 25, 1996, the Funds each increased authorized capital to five billion shares of Common Stock, par value $.001 per share, changed the Fund's names to Liquid Assets Fund and Municipal Assets Fund, respectively, and amended their respective Articles of Incorporation to authorize the Boards of Directors to issue one or more additional classes of shares. Simultaneously, the Boards approved the redesignation of the existing shares as "Sweep Shares" and the issuance of "Trust Shares" and "Institutional Shares". On February 3, 1997, the Board of Directors authorized the issuance of "S2 Shares" by Liquid Assets. Management of the affairs of each Fund is legally vested in its Board of Directors, which meets periodically to review activities of the Fund and the Advisor and to consider other policy matters pertaining to the Fund.

S2 Shares of Liquid Assets and Sweep Shares of Municipal Assets are described in this Prospectus. Trust Shares and Institutional Shares are offered in separate Prospectuses which may be obtained by calling IFS at 1-800-798-1819 or writing to IFS at the address on the cover of this Prospectus. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses
paid  by  the  Funds,   except  that  Shares  and  Trust  Shares  bear  separate
distribution and/or shareholder servicing fees. Institutional Shares bear no distribution or shareholder servicing fees.

Each class of shares offers different privileges. Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Shares and Trust Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Shares will vote on matters relating to the Distribution Plan for Shares. Only holders of Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable.

MANAGEMENT AND FEES

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG is a registered Investment Advisor located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG Financial Services, Inc., a wholly owned subsidiary of IMG, is a registered broker/dealer and serves as the Funds' Underwriter. Since IMG was founded in 1982, its principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of December 31, 1996, IMG had approximately $1.4 billion in equity, fixed income and money market assets under management. David W. Miles and Mark A. McClurg are principal shareholders of IMG.

The Funds are managed by Jeffrey D. Lorenzen, CFA, Managing Director. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. He received his Masters of Business Administration degree from Drake University and his Bachelor of Business Administration degree from the University of Iowa.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.25 percent of each Fund's average daily net assets up to $200,000,000. The management fee declines to 0.20 percent of average daily net assets in excess of $600,000,000. For the fiscal year ended June 30, 1996, fees paid by Liquid Assets and Municipal Assets to IMG amounted to approximately 0.25 percent of each Fund's average net assets, or $444,793 and $43,217, respectively.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed. For the period September 1, 1996 through January 15, 1997, IMG voluntarily waived all of its advisory fees on Municipal Assets. Without such waiver, IMG would have been entitled to receive a fee at the annual rate of 0.25 percent of the average daily net assets of Municipal Assets. For the semi-annual period ended December 31, 1996, fees paid by Liquid Assets to IMG amounted to approximately 0.25 percent of average net assets or $245,802 and fees paid by Municipal Assets to IMG amounted to approximately 0.08 percent of average net assets or $3,901.

IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Each Fund pays fees based upon asset size and number of accounts.

Expenses of operating each Fund include fees of directors not affiliated with the Investment Advisor, custodial fees, taxes, auditing and legal expenses, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, certain insurance premiums, transfer agent fees, the publishing of reports to shareholders, and other expenses relating to the operation of each Fund which are not expressly assumed by the Investment Advisor.

Each Fund pays certain distribution fees related to marketing, selling and distribution of Shares including, but not limited to, preparation and distribution of promotional materials, compensation to sales personnel employed by the Distributor and for payment to institutions, including financial institutions ("Participating Organizations") who render assistance in distributing or promoting the sale of each Fund's Shares under plans ("Plans") adopted pursuant to Rule 12b-1 under the Act. The fees payable under the Plans are an annual rate of 0.50 percent for each Fund, computed monthly on the basis of the average net asset value of the Shares issued by each Fund. For fiscal year ended June 30, 1996, fees paid under the plan for Liquid Assets and Municipal Assets were $1,334,402 and $129,650, respectively. The Directors of each Fund review quarterly a written report of the costs incurred associated with the Plans. The Directors believe that the Plans are in compliance with Rule 12b-1 and are in the best interests of the Funds.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Insofar as Participating Organizations (including banks) are compensated under the Plans, their only function will be to perform administrative and shareholder services for their clients who wish to invest in the Funds. If a Participating Organization at a future date is prohibited from acting in this capacity, the shareholder may lose the services provided by the Participating Organization; however, it is not expected that the shareholders would incur any adverse financial consequences. It is intended that none of the services provided by such Participating Organizations other than through registered brokers will involve the solicitation or sale of shares of the Funds.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL IFS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from IMG Financial Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through financial institutions providing an automatic "sweep" investment program, in which case there is no minimum. Participating organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, CALL IMG FINANCIAL SERVICES, INC., AT 1-800-798-1819 OR 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

  METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT


 BY MAIL              $250 (minimum)                    $25 (minimum)
                   Please make your check payable    Please make your check
                   to the Fund selected and mail     payable to the Fund
                   to the address indicated on       selected, with your account
                   the application.                  number on the check and
                                                     mail to the address printed
                                                     on your account statement.

 BY WIRE           Please call IMG Financial         See instructions below.
                   Services, Inc., for an account
                   number before initial investment
                   at 1-800-798-1819 or
                   515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

 BY ELECTRONIC     Not available for initial         Shareholders who have an
 FUNDS TRANSFER    purchase.                         account with an institution
 (ACH)                                               which is a member of the
                                                     Automated Clearing House,
                                                     may elect to purchase Fund
                                                     shares via electronic funds
                                                     transfer.  Select this
                                                     service on your application
                                                     or call the Fund.

SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call   IMG   Financial   Services,   Inc.,   at
1-800-798-1819 for more information.

EXCHANGE PRIVILEGE. You may exchange Shares of either Fund for Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

A shareholder may not reduce the value of their account to less than $100 by writing checks. The check writing privilege is not available when purchases are made through a financial institution providing an automatic "sweep" investment program. The Funds and the Custodian reserve the right to terminate the check writing service or to institute charges for the service.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares if after 30 days' notice additional investments to bring the account value to $250 are not made.


HOW TO REDEEM SHARES

   BY MAIL--                     Send a "letter of instruction": a letter
   TO: 2203 GRAND AVENUE         specifying the name of the Fund, the number of
     DES MOINES, IA 50312-5338   shares to be sold, your name, your account
                                 number, and the additional requirements listed below that apply to your particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants,    Letter of instruction signed by all persons
   Sole Proprietorship,          required to sign for the account, exactly as
   Custodial (Uniform Gifts      it is registered, accompanied by signature
   or Transfers To Minors        guarantee(s).
   Act), General Partners

   Corporation, Association      Letter of instruction and a corporate
                                 resolution signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

   Trust A letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

   A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

   BY CHECK--                    You must have applied for the check writing
   (minimum $250                 feature on your account  application.  You may
   maximum $100,000)             redeem provided that the signatures you
                                 designated are on the check. (There is no charge for this service and you may write an unlimited number of checks.)

                FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY EXCHANGE--                 You must meet the  minimum investment
                                 requirement of the other fund.  You can only
                                 exchange between accounts with identical names,
                                 addresses, and taxpayer identification numbers.
   BY ELECTRONIC FUNDS           You must have applied for the Telephone
   TRANSFER (ACH) OR WIRE--      Transfer feature on your application.  Allow
                                 two days via ACH. Call before 10:00 a.m. for same day wire. $15.00 fee for bank wires.

TABLE OF CONTENTS
  Expense Summary for Shares..................................................2
  Highlights..................................................................3
  Financial Highlights........................................................4
  Investment Objectives, Policies and Restrictions............................7
  Liquid Assets...............................................................7
  Municipal Assets............................................................9
  Performance................................................................12
  Distributions and Taxes....................................................13
  Organization and Shares of the Fund........................................14
  Management and Fees........................................................15
  Opening an Account.........................................................16
      Share Price............................................................16
      Purchasing Shares......................................................16
  Shareholder Services.......................................................19
  Redeeming Shares...........................................................21

NO SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY IMG FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY IMG FINANCIAL SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LIQUID ASSETS FUND AND                                             TRUST SHARES
MUNICIPAL ASSETS FUND

                 2203 GRAND AVENUE, DES MOINES, IOWA 50312-5338

IMG FINANCIAL SERVICES, INC......................................1-800-798-1819
                                                                   515-244-5426
________________________________________________________________________________

PROSPECTUS                                                    FEBRUARY 10, 1997
________________________________________________________________________________
Liquid Assets Fund and Municipal Assets Fund, each of these a "Fund", (collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "Trust Shares" of each Fund. Trust Shares are offered to customers of banks. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. The Funds also offer "Sweep Shares" and "Institutional Shares" which accrue daily dividends in the same manner as Trust Shares except that each class bears separate distribution and/or shareholder administrative servicing fees. "S2 Shares" are also offered by Liquid Assets Fund. (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Trust Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

AN INVESTMENT IN SHARES OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES, BY ANY STATE, OR BY THE FDIC, IS NOT A DEPOSIT OR OTHER OBLIGATION OF ANY BANK, OR GUARANTEED BY A BANK, AND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

UNDER EXTRAORDINARY CIRCUMSTANCES THE VALUE OF SHARES MAY VARY FROM $1.00 AND CONSEQUENTLY, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from IMG Financial Services, Inc., at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

The expense summary table is provided to assist you in understanding the various costs and expenses that may be incurred directly or indirectly as a shareholder of either Fund. There are no transaction fees imposed upon the purchase, redemption, or exchange of shares.

                                                       LIQUID        MUNICIPAL
                                                       ASSETS         ASSETS
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
   Management Fees.................................     0.25%          0.25%
   Shareholder Service Fees........................     0.25%          0.25%
   Other Expenses..................................     0.20%          0.30%
   Total Fund Operating Expenses...................     0.70%          0.80%

For the period September 1, 1996 through January 15, 1997, the Advisor waived a portion or all of its fees and reimbursed certain expenses of Municipal Assets. Additional operating expenses information may be found under "Management and Fees".

EXAMPLE
You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.
                        1 Year      3 Years       5 Years      10 Years
   Liquid Assets         $  7         $22           $39           $87
   Municipal Assets      $  8         $26           $44           $99

EXPLANATION OF TABLE

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

The purpose of the foregoing tables is to assist in understanding the various costs and expenses that may be directly or indirectly borne by investors in Trust Shares. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current services provider fees and/or reimbursements. The information in the above tables relates only to Trust Shares. The Funds also offer Sweep Shares and Institutional Shares. S2 Shares are also offered by Liquid Assets Fund. Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to an individual shareholder account for redemption by wire. Please refer to "Management and Fees" for further information.

HIGHLIGHTS

The INVESTMENT OBJECTIVE of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations including, redeemable Certificates backed by Farmers Home Administration guaranteed loans and primarily, federally insured student loans.

The INVESTMENT OBJECTIVE of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests primarily in high quality short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition. See "Investment Objectives, Policies and Restrictions".

The NET ASSET VALUE, that is, the price at which shares of the Funds are sold and redeemed, will be $1.00 per share, except under extraordinary circumstances. See "Opening an Account -- Share Price".

SHARES OF EITHER FUND MAY BE PURCHASED at the next determined net asset value per share, without a sales charge, with an initial investment of at least $250 and subsequent purchases of at least $25 (subject to certain exceptions). Purchases may be made by check, wire, electronic funds transfer and/or through Participating Organizations. See "Purchasing Shares".

SHARES MAY BE REDEEMED at their next determined net asset value by exchange, check, wire, and/or electronic funds transfer. See "Redeeming Shares".

The ADVISOR of the Funds is Investors Management Group, (the "Advisor"), 2203 Grand Avenue, Des Moines, Iowa 50312-5338, a registered investment advisor incorporated in June 1982. See "Management and Fees". The Advisor is also the transfer agent for the Funds.

The Funds' DISTRIBUTOR is IMG Financial Services, Inc., a wholly owned subsidiary of the Advisor. IMG Financial Services, Inc., is a registered broker/dealer and was incorporated in May 1992.

The Advisor is entitled to an INVESTMENT ADVISORY FEE which is calculated daily and paid monthly at an annual rate of 0.25 percent of each Fund's net assets up to $200,000,000, declining to 0.20 percent of average daily net assets in excess of $600,000,000. For the period from September 1, 1996 to January 15, 1997, the Advisor voluntarily agreed to waive all of its fee with respect to Municipal Assets. This waiver was voluntary and was terminated on January 15, 1997. See "Management and Fees".

SHAREHOLDER SERVICES FEES are paid by the Funds to certain Participating Organizations up to a maximum of 0.25 percent of the average daily net asset value of all Trust Shares issued and outstanding for the respective Fund.

DIVIDENDS are declared daily and paid monthly (see "Distributions and Taxes") and will be automatically reinvested unless the shareholder elects otherwise.

FINANCIAL HIGHLIGHTS

Effective October 29, 1996, the Funds commenced offering three classes of shares with differing fee structures, designated "Sweep Shares", Trust Shares", and "Institutional Shares". The shares designated Sweep Shares were offered and sold with the same fee structure as the single class of shares previously offered by the Funds. Trust Shares were not offered until January 2, 1997. For comparative purposes Financial Highlights on the following pages gives information about the Funds' financial history on a per share basis for the past ten fiscal years and unaudited information for the six month period ending December 31, 1996 for the Funds' Sweep Shares. For reference Liquid Assets Funds and Municipal Assets Funds Sweep Shares carry total expenses of 1.20% and 1.05% compared to .70% and
 .80% for Trust shares of each Fund respectively.

The Funds' fiscal year has been July 1 through June 30 since their inception. The financial information expresses investment and distribution information in terms of a single share outstanding throughout each period as indicated.

The tables presented for the years 1987 through 1996 have been examined by KPMG Peat Marwick LLP, independent auditors, whose unqualified report covering the year ending June 30, 1996, is included in the Annual Report to shareholders of each Fund. The information for the period July 1, 1996 through December 31, 1996 is unaudited and is contained in the Funds' Semi-Annual Report. The Annual and Semi-Annual Reports are included in each Fund's Statement of Additional
Information and will be provided upon request to the address and telephone number on Page 1 of this Prospectus without charge.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*     1996      1995      1994      1993      1992     1991     1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period         $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000

Net Investment Income           0.44      .047      .047      .027      .027      .044      .063     .074     .076     .057    .051

Dividends Distributed          (0.44)    (.047)    (.047)    (.027)    (.027)    (.044)    (.063)   (.074)   (.076)   (.057)  (.051)
                            --------------------------------------------------------------------------------------------------------

Net Asset Value
End of Period               $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000
                            ========================================================================================================

Total Return                    4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Ratio of Expenses to
Average Net Assets              1.20%     1.20%     1.20%     1.18%     1.16%     1.16%     1.15%    1.16%    1.17%    1.15%   1.17%

Ratio of Net Income to
Average Net Assets              4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Net Assets
End of Period (000 Omitted) $212,696  $176,633  $167,085  $141,018  $123,949  $117,238  $111,405 $104,014  $93,335  $73,525 $67,020

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*    1996     1995    1994     1993     1992      1991    1990      1989     1988     1987
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Net Investment Income           .028     .026     .025     .015     .017     .030     .044     .050     .051     .039     .035

Dividends Distributed          (.028)   (.026)   (.025)   (.015)   (.017)   (.030)   (.044)   (.050)   (.051)   (.039)   (.035)
                             --------------------------------------------------------------------------------------------------
Net Asset Value
End of Period                $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Total Return                    2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%
                             ==================================================================================================

Ratio of Expenses to
Average Net Assets              1.14%    1.48%    1.38%    1.35%    1.35%    1.37%    1.39%    1.63%    1.50%    1.52%    1.46%

Ratio of Net Income to
Average Net Assets              2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%

Net Assets
End of Period (000 Omitted)  $12,844  $10,146  $16,130  $21,355  $23,764  $29,670  $26,683  $15,077  $12,619  $14,528  $14,560

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited

INVESTMENT  OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests.

(2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities. It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period, expressed as an annual percentage rate. EFFECTIVE YIELD is calculated similarly but assumes that income earned from the investment is reinvested. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

The current and effective yields for the seven-day period ended December 31, 1996, for Liquid Assets and Municipal Assets were 4.94 percent and 5.05 percent, and 3.48 percent and 3.54 percent, respectively.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally FDIC insured and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of  course,  the  Funds'  yields  are not  fixed  nor is  principal  guaranteed.
Performance will fluctuate and any quotation should not be considered as representative of the future performance of either Fund.

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Trust Shares unless cash payment has been requested. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

The Funds are open-end, diversified management investment companies organized as Iowa corporations. Liquid Assets was incorporated in June 1982 under the name Iowa Liquid Assets Fund, Inc., and changed its name to IMG Liquid Assets Fund, Inc., in October 1987. Municipal Assets was incorporated under the name Iowa Tax Free Liquid Assets Fund, Inc., in January 1983 and changed its name to IMG Tax Exempt Liquid Assets Fund, Inc., in October 1987. On September 25, 1996, the Funds each increased authorized capital to five billion shares of Common Stock, par value $.001 per share, changed the Fund's names to Liquid Assets Fund and Municipal Assets Fund, respectively, and amended their respective Articles of Incorporation to authorize the Boards of Directors to issue one or more additional classes of shares. Simultaneously, the Boards approved the redesignation of the existing shares as "Sweep Shares" and the issuance of "Trust Shares" and "Institutional Shares". On February 3, 1997, the Board of Directors authorized the issuance of "S2 Shares" by Liquid Assets. Management of the affairs of each Fund is legally vested in its Board of Directors, which meets periodically to review activities of the Fund and the Advisor and to consider other policy matters pertaining to the Fund.

Trust Shares of the Funds are described in this Prospectus. Sweep Shares, Institutional Shares and S2 Shares are offered in separate Prospectuses which may be obtained by calling IFS at 1-800-798-1819 or writing to IFS at the address on the cover of this Prospectus. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by the Funds, except that Sweep Shares, Trust Shares and S2 Shares bear separate distribution and/or shareholder servicing fees. Institutional Shares bear no distribution and/or shareholder servicing fees.

Each class of shares offers different privileges. Sweep Shares and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Sweep Shares, Trust Shares and S2 Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Sweep Shares and S2 Shares will vote on matters relating to the Distribution Plan for Sweep Shares and S2 Shares. Only holders of Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable.

MANAGEMENT AND FEES

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG is a registered Investment Advisor located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG Financial Services, Inc., a wholly owned subsidiary of IMG, is a registered broker/dealer and serves as the Funds' Underwriter. Since IMG was founded in 1982, its principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of December 31, 1996, IMG had approximately $1.4 billion in equity, fixed income and money market assets under management. David W. Miles and Mark A. McClurg are principal shareholders of IMG.

The Funds are managed by Jeffrey D. Lorenzen, CFA, Managing Director. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. He received his Masters of Business Administration degree from Drake University and his Bachelor of Business Administration degree from the University of Iowa.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.25 percent of each Fund's average daily net assets up to $200,000,000. The management fee declines to 0.20 percent of average daily net assets in excess of $600,000,000. For the fiscal year ended June 30, 1996, fees paid by Liquid Assets and Municipal Assets to IMG amounted to approximately 0.25 percent of each Fund's average net assets, or $444,793 and $43,217, respectively.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed. For the period September 1, 1996 through January 15, 1997, IMG voluntarily waived all of its advisory fees on Municipal Assets. Without such waiver, IMG would have been entitled to receive a fee at the annual rate of 0.25 percent of the average daily net assets of Municipal Assets. For the semi-annual period ended December 31, 1996, fees paid by Liquid Assets to IMG amounted to approximately 0.25 percent of average net assets or $245,802 and fees paid by Municipal Assets to IMG amounted to approximately 0.08 percent of average net assets or $3,901.

IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Each Fund pays fees based upon asset size and number of accounts.

Expenses of operating each Fund include fees of directors not affiliated with the Investment Advisor, custodial fees, taxes, auditing and legal expenses, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, certain insurance premiums, transfer agent fees, the publishing of reports to shareholders, and other expenses relating to the operation of each Fund which are not expressly assumed by the Investment Advisor.

Effective October 15, 1996, each Fund pays certain shareholder servicing fees to financial institutions ("Participating Organizations"), who render assistance in servicing their customers who are direct or beneficial owners of each Fund's Trust Shares under Shareholder Services Plans (the "Plans") adopted by the Funds' Boards of Directors. The maximum fees payable under the Plans are an annual rate of 0.25 percent, computed monthly on the basis of the average daily net asset value of the Trust Shares issued by each Fund. The directors of each Fund review quarterly a written report of the costs incurred associated with the Plans. The directors believe that the Plan are in the best interests of the Funds.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Insofar as Participating Organizations (including banks) are compensated under the Plans, their only function will be to perform administrative and shareholder services for their clients who wish to invest in the Funds. If a Participating Organization at a future date is prohibited from acting in this capacity, the shareholder may lose the services provided by the Participating Organization; however, it is not expected that the shareholders would incur any adverse financial consequences. It is intended that none of the services provided by such Participating Organizations other than through registered brokers will involve the solicitation or sale of shares of the Funds.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL IFS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from IMG Financial Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through Participating Organizations in which case there is no minimum. Participating Organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Trust Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Trust Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, CALL IMG FINANCIAL SERVICES, INC., AT 1-800-798-1819 OR 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

  METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT


 BY MAIL              $250 (minimum)                    $25 (minimum)
                   Please make your check payable    Please make your check
                   to the Fund selected and mail     payable to the Fund
                   to the address indicated on       selected, with your account
                   the application.                  number on the check and
                                                     mail to the address printed
                                                     on your account statement.

 BY WIRE           Please call IMG Financial         See instructions below.
                   Services, Inc., for an account
                   number before initial investment
                   at 1-800-798-1819 or
                   515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

 BY ELECTRONIC     Not available for initial         Shareholders who have an
 FUNDS TRANSFER    purchase.                         account with an institution
 (ACH)                                               which is a member of the
                                                     Automated Clearing House,
                                                     may elect to purchase Fund
                                                     shares via electronic funds
                                                     transfer.  Select this
                                                     service on your application
                                                     or call the Fund.
SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call   IMG   Financial   Services,   Inc.,   at
1-800-798-1819 for more information.

EXCHANGE PRIVILEGE. You may exchange Trust Shares of either Fund for Trust Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business Day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares, if after 30 days' notice, additional investments to bring the account value to $250 are not made.

HOW TO REDEEM SHARES

   BY MAIL--                     Send a "letter of instruction": a letter
   TO: 2203 GRAND AVENUE         specifying the name of the Fund, the number of
     DES MOINES, IA 50312-5338   shares to be sold, your name, your account
                                 number, and the additional requirements listed below that apply to your particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants,    Letter of instruction signed by all persons
   Sole Proprietorship,          required to sign for the account, exactly as
   Custodial (Uniform Gifts      it is registered, accompanied by signature
   or Transfers To Minors        guarantee(s).
   Act), General Partners

   Corporation, Association      Letter of instruction and a corporate
                                 resolution signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

   Trust A letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

   A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

                FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY EXCHANGE--                 You must meet the  minimum investment
                                 requirement of the other fund.  You can only
                                 exchange between accounts with identical names,
                                 addresses, and taxpayer identification numbers.
   BY ELECTRONIC FUNDS           You must have applied for the Telephone
   TRANSFER (ACH) OR WIRE--      Transfer feature on your application.  Allow
                                 two days via ACH. Call before 10:00 a.m. for same day wire. $15.00 fee for bank wires.

TABLE OF CONTENTS
  Expense Summary for Sweep Shares............................................2
  Highlights..................................................................3
  Financial Highlights........................................................4
  Investment Objectives, Policies and Restrictions............................7
  Liquid Assets...............................................................7
  Municipal Assets............................................................9
  Performance................................................................12
  Distributions and Taxes....................................................13
  Organization and Shares of the Fund........................................14
  Management and Fees........................................................15
  Opening an Account.........................................................17
      Share Price............................................................17
      Purchasing Shares......................................................17
  Shareholder Services.......................................................19
  Redeeming Shares...........................................................21

NO SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY IMG FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY IMG FINANCIAL SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LIQUID ASSETS FUND AND                                     INSTITUTIONAL SHARES
MUNICIPAL ASSETS FUND

                 2203 GRAND AVENUE, DES MOINES, IOWA 50312-5338

IMG FINANCIAL SERVICES, INC......................................1-800-798-1819
                                                                   515-244-5426
________________________________________________________________________________

PROSPECTUS                                                    FEBRUARY 11, 1997
________________________________________________________________________________
Liquid Assets Fund and Municipal Assets Fund, each of these a "Fund", (collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "Institutional Shares" of each Fund. Institutional Shares are offered to individual and institutional customers (acting on their own behalf or on the behalf of individuals). The Funds also offer "Sweep Shares" and "Trust Shares" which accrue daily dividends in the same manner as Institutional Shares except that each class bears separate distribution and/or shareholder administrative servicing fees. "S2 Shares" are also offered by Liquid Assets Fund. (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Institutional Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

AN INVESTMENT IN SHARES OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES, BY ANY STATE, OR BY THE FDIC, IS NOT A DEPOSIT OR OTHER OBLIGATION OF A BANK, OR GUARANTEED BY A BANK, AND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

UNDER EXTRAORDINARY CIRCUMSTANCES THE VALUE OF SHARES MAY VARY FROM $1.00 AND CONSEQUENTLY, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from IMG Financial Services, Inc., at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

The expense summary table is provided to assist you in understanding the various costs and expenses that may be incurred directly or indirectly as a shareholder of either Fund. There are no transaction fees imposed upon the purchase, redemption, or exchange of shares.

                                                          LIQUID     MUNICIPAL
                                                          ASSETS       ASSETS
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
   Management Fees.................................        0.25%        0.25%
   Other Expenses..................................        0.20%        0.30%
   Total Fund Operating Expenses...................        0.45%        0.55%

For the period from September 1, 1996 through January 15, 1997, the Advisor voluntarily waived a portion or all of their fees and reimbursed certain expenses of Municipal Assets. Additional operating expenses information may be found under "Management and Fees".

EXAMPLE
You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.
                        1 Year      3 Years       5 Years        10 Years
   Liquid Assets         $  5         $14           $25             $56
   Municipal Assets      $  6         $18           $31             $69

EXPLANATION OF TABLE

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

The purpose of the foregoing tables is to assist in understanding the various costs and expenses that may be directly or indirectly borne by investors in Institutional Shares. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current services provider fees and/or
reimbursements.   The   information   in  the  above  tables   relates  only  to
Institutional Shares. The Funds also offer Sweep Shares and Trust Shares. S2 Shares are also offered by Liquid Assets. Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to an individual shareholder account for redemption by wire. Please refer to "Management and Fees" for further information.

HIGHLIGHTS

The INVESTMENT OBJECTIVE of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations including, redeemable Certificates backed by Farmers Home Administration guaranteed loans and primarily, federally insured student loans.

The INVESTMENT OBJECTIVE of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests primarily in high quality short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition. See "Investment Objectives, Policies and Restrictions".

The NET ASSET VALUE, that is, the price at which shares of the Funds are sold and redeemed, will be $1.00 per share, except under extraordinary circumstances. See "Opening an Account -- Share Price".

SHARES OF EITHER FUND MAY BE PURCHASEd at the next determined net asset value per share, without a sales charge, with an initial investment of at least $250 and subsequent purchases of at least $25 (subject to certain exceptions). Purchases may be made by check, wire, electronic funds transfer and/or through Participating Organizations. See "Purchasing Shares".

SHARES MAY BE REDEEMED at their next determined net asset value by exchange, check, wire, and/or electronic funds transfer. See "Redeeming Shares".

The ADVISOR of the Funds is Investors Management Group, (the "Advisor"), 2203 Grand Avenue, Des Moines, Iowa 50312-5338, a registered investment advisor incorporated in June 1982. See "Management and Fees". The Advisor is also the transfer agent for the Funds.

The Funds' DISTRIBUTOR is IMG Financial Services, Inc., a wholly owned subsidiary of the Advisor. IMG Financial Services, Inc., is a registered broker/dealer and was incorporated in May 1992.

The Advisor is entitled to an INVESTMENT ADVISORY FEE which is calculated daily and paid monthly at an annual rate of 0.25 percent of each Fund's net assets up to $200,000,000, declining to 0.20 percent of average daily net assets in excess of $600,000,000. For the period from September 1, 1996 through January 15, 1997, the Advisor voluntarily agreed to waive all of its fee with respect to Municipal Assets. This waiver was voluntary and was terminated on January 15, 1997. See "Management and Fees".

DIVIDENDS are declared daily and paid monthly (see "Distributions and Taxes") and will be automatically reinvested unless the shareholder elects otherwise.

FINANCIAL HIGHLIGHTS

Effective October 29, 1996, the Funds commenced offering three classes of shares with differing fee structures, designated "Sweep Shares", Trust Shares", and "Institutional Shares". The shares designated Sweep Shares were offered and sold with the same fee structure as the single class of shares previously offered by the Funds. For comparative purposes, Financial Highlights on the following pages gives information about the Fund's financial history on a per share basis for Institutional Shares for the period October 29, 1996 to December 31, 1996 and for Sweep Shares for the past ten fiscal years and unaudited information for the six month period ending December 31, 1996. For reference Liquid Assets Funds and Municipal Assets Funds Sweep Shares carry total expenses of 1.20% and 1.05% compared to 0.45% and 0.55% for Institutional Shares of each Fund respectively.

The Funds' fiscal year has been July 1 through June 30 since their inception. The financial information expresses investment and distribution information in terms of a single share outstanding throughout each period as indicated.

The tables presented for the years 1987 through 1996 have been examined by KPMG Peat Marwick LLP, independent auditors, whose unqualified report covering the year ending June 30, 1996, is included in the Annual Report to shareholders of each Fund. The information for the period July 1, 1996 through December 31, 1996 is unaudited and is contained in the Funds' Semi-Annual Report. The Annual and Semi-Annual Reports are included in each Fund's Statement of Additional
Information and will be provided upon request to the address and telephone number on Page 1 of this Prospectus without charge.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*     1996      1995      1994      1993      1992     1991     1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period         $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000

Net Investment Income           0.44      .047      .047      .027      .027      .044      .063     .074     .076     .057    .051

Dividends Distributed          (0.44)    (.047)    (.047)    (.027)    (.027)    (.044)    (.063)   (.074)   (.076)   (.057)  (.051)
                            --------------------------------------------------------------------------------------------------------

Net Asset Value
End of Period               $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000 $  1.000  $ 1.000  $ 1.000 $ 1.000
                            ========================================================================================================

Total Return                    4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Ratio of Expenses to
Average Net Assets              1.20%     1.20%     1.20%     1.18%     1.16%     1.16%     1.15%    1.16%    1.17%    1.15%   1.17%

Ratio of Net Income to
Average Net Assets              4.42%     4.68%     4.66%     2.66%     2.72%     4.37%     6.31%    7.40%    7.62%    5.74%   5.13%

Net Assets
End of Period (000 Omitted) $212,696  $176,633  $167,085  $141,018  $123,949  $117,238  $111,405 $104,014  $93,335  $73,525 $67,020

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD

LIQUID ASSETS FUND - INSTITUTIONAL SHARES
______________________________________________________
                                               1996*
Net Asset Value
Beginning of Period                        $   1.000

Net Investment Income                          .052

Dividends Distributed                         (.052)
                                           -----------

Net Asset Value
End of Period                              $   1.000
                                           ===========

Total Return                                   5.17%

Ratio of Expenses to
Average Net Assets                             1.44%

Ratio of Net Income to
Average Net Assets                             5.17%

Net Assets
End of Period (000 Omitted)                $  12,058

See Notes to Financial Statements.
*For the Period 10/29/96 to 12/31/96, unaudited.

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1996*    1996     1995    1994     1993     1992      1991    1990      1989     1988     1987
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL ASSETS FUND - SWEEP SHARES
Net Asset Value
Beginning of Period          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Net Investment Income           .028     .026     .025     .015     .017     .030     .044     .050     .051     .039     .035

Dividends Distributed          (.028)   (.026)   (.025)   (.015)   (.017)   (.030)   (.044)   (.050)   (.051)   (.039)   (.035)
                             --------------------------------------------------------------------------------------------------
Net Asset Value
End of Period                $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Total Return                    2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%
                             ==================================================================================================

Ratio of Expenses to
Average Net Assets              1.14%    1.48%    1.38%    1.35%    1.35%    1.37%    1.39%    1.63%    1.50%    1.52%    1.46%

Ratio of Net Income to
Average Net Assets              2.76%    2.64%    2.53%    1.53%    1.69%    3.06%    4.40%    4.96%    5.10%    3.94%    3.45%

Net Assets
End of Period (000 Omitted)  $12,844  $10,146  $16,130  $21,355  $23,764  $29,670  $26,683  $15,077  $12,619  $14,528  $14,560

On September 25, 1996, the Shareholders approved amendments to the Fund's Articles of Incorporation to reclassify all outstanding shares as Sweep Shares. This reclassification did not effect the existing fee structure.

*For the Period 7/1/96 to 12/31/96, unaudited

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests.

(2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities. It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period, expressed as an annual percentage rate. EFFECTIVE YIELD is calculated similarly but assumes that income earned from the investment is reinvested. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

The current and effective yields for the seven-day period ended December 31, 1996, for Liquid Assets and Municipal Assets were 5.19 percent and 5.32 percent, and 3.73 percent and 3.79 percent, respectively.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally FDIC insured and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of  course,  the  Funds'  yields  are not  fixed  nor is  principal  guaranteed.
Performance will fluctuate and any quotation should not be considered as representative of the future performance of either Fund.

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Institutional Shares unless cash payment has been requested. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

The Funds are open-end, diversified management investment companies organized as Iowa corporations. Liquid Assets was incorporated in June 1982 under the name Iowa Liquid Assets Fund, Inc., and changed its name to IMG Liquid Assets Fund, Inc., in October 1987. Municipal Assets was incorporated under the name Iowa Tax Free Liquid Assets Fund, Inc., in January 1983 and changed its name to IMG Tax Exempt Liquid Assets Fund, Inc., in October 1987. On September 25, 1996, the Funds each increased authorized capital to five billion shares of Common Stock, par value $.001 per share, changed the Fund's names to Liquid Assets Fund and Municipal Assets Fund, respectively, and amended their respective Articles of Incorporation to authorize the Boards of Directors to issue one or more additional classes of shares. Simultaneously, the Boards approved the redesignation of the existing shares as "Sweep Shares" and the issuance of "Trust Shares" and "Institutional Shares". On February 3, 1997, the Board of Directors authorized the issuance of "S2 Shares" by Liquid Assets. Management of the affairs of each Fund is legally vested in its Board of Directors, which meets periodically to review activities of the Fund and the Advisor and to consider other policy matters pertaining to the Fund.

Institutional Shares of the Funds are described in this Prospectus. Sweep Shares and Trust Shares and S2 Shares are offered in separate Prospectuses which may be obtained by calling IFS at 1-800-798-1819 or writing to IFS at the address on the cover of this Prospectus. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by the Funds, except that Sweep Shares, Trust Shares and S2 Shares bear separate distribution and/or shareholder servicing fees. Institutional Shares bear no distribution and/or shareholder servicing fees.

Each class of shares offers different privileges. Sweep Shares and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Sweep Shares, Trust Shares and S2 Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Sweep Shares and S2 Shares will vote on matters relating to the Distribution Plan for Sweep Shares and S2 Shares. Only holders of Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable.

MANAGEMENT AND FEES

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG is a registered Investment Advisor located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG Financial Services, Inc., a wholly owned subsidiary of IMG, is a registered broker/dealer and serves as the Funds' Underwriter. Since IMG was founded in 1982, its principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of December 31, 1996, IMG had approximately $1.4 billion in equity, fixed income and money market assets under management. David W. Miles and Mark A. McClurg are principal shareholders of IMG.

The Funds are managed by Jeffrey D. Lorenzen, CFA, Managing Director. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. He received his Masters of Business Administration degree from Drake University and his Bachelor of Business Administration degree from the University of Iowa.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.25 percent of each Fund's average daily net assets up to $200,000,000. The management fee declines to 0.20 percent of average daily net assets in excess of $600,000,000. For the fiscal year ended June 30, 1996, fees paid by Liquid Assets and Municipal Assets to IMG amounted to approximately 0.25 percent of each Fund's average net assets, or $444,793 and $43,217, respectively.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed.

For the period September 1, 1996 through January 15, 1997, IMG voluntarily waived all of its advisory fees on Municipal Assets. Without such waiver, IMG would have been entitled to receive a fee at the annual rate of 0.25 percent of the average daily net assets of Municipal Assets. For the semi-annual period ended December 31, 1996, fees paid by Liquid Assets to IMG amounted to approximately 0.25 percent of average net assets or $245,802 and fees paid by Municipal Assets to IMG amounted to approximately 0.08 percent of average net assets or $3,901.

IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Each Fund pays fees based upon asset size and number of accounts.

Expenses of operating each Fund include fees of directors not affiliated with the Investment Advisor, custodial fees, taxes, auditing and legal expenses, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, certain insurance premiums, transfer agent fees, the publishing of reports to shareholders, and other expenses relating to the operation of each Fund which are not expressly assumed by the Investment Advisor.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL IFS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from IMG Financial Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through Participating Organizations in which case there is no minimum. Participating Organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Institutional Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Institutional Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, call IMG Financial Services, Inc., at 1-800-798-1819 or 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

  METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT


 BY MAIL              $250 (minimum)                    $25 (minimum)
                   Please make your check payable    Please make your check
                   to the Fund selected and mail     payable to the Fund
                   to the address indicated on       selected, with your account
                   the application.                  number on the check and
                                                     mail to the address printed
                                                     on your account statement.

 BY WIRE           Please call IMG Financial         See instructions below.
                   Services, Inc., for an account
                   number before initial investment
                   at 1-800-798-1819 or
                   515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

 BY ELECTRONIC     Not available for initial         Shareholders who have an
 FUNDS TRANSFER    purchase.                         account with an institution
 (ACH)                                               which is a member of the
                                                     Automated Clearing House,
                                                     may elect to purchase Fund
                                                     shares via electronic funds
                                                     transfer.  Select this
                                                     service on your application
                                                     or call the Fund.

SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call   IMG   Financial   Services,   Inc.,   at
1-800-798-1819 for more information.

EXCHANGE PRIVILEGE. You may exchange Institutional Shares of either Fund for Institutional Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business Day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares if after 30 days' notice additional investments to bring the account value to $250 are not made.

HOW TO REDEEM SHARES

   BY MAIL--                     Send a "letter of instruction": a letter
   TO: 2203 GRAND AVENUE         specifying the name of the Fund, the number of
     DES MOINES, IA 50312-5338   shares to be sold, your name, your account
                                 number, and the additional requirements listed below that apply to your particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants,    Letter of instruction signed by all persons
   Sole Proprietorship,          required to sign for the account, exactly as
   Custodial (Uniform Gifts      it is registered, accompanied by signature
   or Transfers To Minors        guarantee(s).
   Act), General Partners

   Corporation, Association      Letter of instruction and a corporate
                                 resolution signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

   Trust A letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

   A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

                 FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY EXCHANGE--                 You must meet the  minimum investment
                                 requirement of the other fund.  You can only
                                 exchange between accounts with identical names,
                                 addresses, and taxpayer identification numbers.
   BY ELECTRONIC FUNDS           You must have applied for the Telephone
   TRANSFER (ACH) OR WIRE--      Transfer feature on your application.  Allow
                                 two days via ACH. Call before 10:00 a.m. for same day wire. $15.00 fee for bank wires.

TABLE OF CONTENTS
  Expense Summary for Institutional Shares....................................2
  Highlights..................................................................3
  Financial Highlights........................................................4
  Investment Objectives, Policies and Restrictions............................8
  Liquid Assets...............................................................8
  Municipal Assets...........................................................10
  Performance................................................................13
  Distributions and Taxes....................................................14
  Organization and Shares of the Fund........................................15
  Management and Fees........................................................16
  Opening an Account.........................................................17
      Share Price............................................................17
      Purchasing Shares......................................................18
  Shareholder Services.......................................................20
  Redeeming Shares...........................................................22

NO SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY IMG FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY IMG FINANCIAL SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

MUNICIPAL ASSETS FUND                                         2203 GRAND AVENUE
                                                     DES MOINES, IA  50312-5338
________________________________________________________________________________

STATEMENT OF ADDITIONAL INFORMATION                           FEBRUARY 11, 1997
________________________________________________________________________________

         This statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectuses (dated February 11, 1997). Please retain this Statement for future reference. The Annual Report of the Fund for the fiscal period ended June 30, 1996 and the Semi-Annual Report for the period ended December 31, 1996 (unaudited), are incorporated herewith by reference. To obtain the Annual Report, Semi-Annual Report or any Prospectus please call IMG Financial Services, Inc.
________________________________________________________________________________

IMG Financial Services, Inc......................................1-800-798-1819
                            .....................................1-515-244-5426
________________________________________________________________________________


Table of Contents:

         General Information and History......................................2
         Investment Objectives, Policies and Restrictions.....................2
         Purchases of Fund Shares.............................................5
         Valuing the Fund's Shares............................................7
         Calculation of Yield.................................................8
         Dividends............................................................9
         Taxation.............................................................9
         Management..........................................................10
         Compensation Table..................................................11
         The Investment Management Agreement.................................12
         Other Information...................................................13
                  Federal Holidays...........................................13
                  Portfolio Transactions.....................................13
                  Organization and Shares of the Fund........................13
                  Reports to Shareholders....................................14
                  Principal Shareholders and Control Persons.................14
                  Custodian, Transfer Agent and Dividend Paying Agent........14
                  Legal Opinions.............................................14
                  Independent Auditors.......................................14
         Appendix A..........................................................15
         Appendix B..........................................................16

GENERAL INFORMATION AND HISTORY

The Fund is an open-ended diversified management investment company organized as an Iowa corporation in January 1983 under the name Iowa Tax Free Liquid Assets Fund, Inc. On October 13, 1987, the Fund changed its name to IMG Tax Exempt Liquid Assets Fund, Inc. On September 25, 1996, the Fund increased its authorized capital from 200 million to five billion shares of Common Stock, par value $.001 per share, changed its name to Municipal Assets Fund, and amended the Articles of Incorporation to authorize the Board of Directors to issue one or more additional classes of shares. Simultaneously, the Board approved the redesignation of the existing shares as "Sweep Shares" and the issuance of "Trust Shares" and "Institutional Shares".

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Municipal Assets Fund, ("Municipal Assets") seeks to provide maximum current income, exempt from Federal income taxes, consistent with safety of principal and maintenance of liquidity. In order to accomplish this goal, assets of the Fund will be invested in the following types of securities maturing in 397 days or less from time of investment (with certain exceptions):

     (1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions, such obligations will be non-rated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. The issuer of the security may have a corresponding right to prepay the principal and accrued interest. In addition, all obligations with maturities longer than one year from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates.

           The time period covered by Liquidity Agreements may be shorter than the final maturity of the obligations covered thereby. At or before the expiration of such Liquidity Agreements, the Fund will seek to obtain either extensions thereof or replace them with new agreements and if unable to do so the Fund will exercise its rights under existing Liquidity Agreements to require that the obligations be purchased. Thus, at no time will the Fund's investments include obligations with maturities longer than one year unless the obligations bear interest rates subject to periodic adjustment at least semiannually and are subject to sale on seven calendar days notice under existing Liquidity Agreements.

           The only banks (the "Participating Banks") which will be permitted to sell participations in fixed and variable rate tax-exempt debt obligations of United States governmental units to the Fund (or to provide irrevocable letters of credit or guarantees to back the demand repurchase commitments of the issuers of such obligations) will be United States banks which have entered into irrevocable written agreements with respect thereto and have agreed to furnish to the Fund whatever financial information may be requested for purposes of evaluating the Participating Banks financial condition and capacity to fulfill its obligations to the Fund and to perform such servicing duties as may be mutually agreed to by the parties.

           The Fund's investments may include participation interests, purchased from Participating Banks, in fixed and variable rate tax-exempt debt obligations (including industrial development bonds hereinafter described) owned by the banks. A participation interest gives the Fund an undivided interest in the tax-exempt obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation and carries a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of the Participating Bank which issued the participation. The Fund has the right to liquidate the participation, in whole or in part, by drawing on the letter of credit or guarantee of the Participating Bank which issued the participation. The Fund has the right to liquidate the participation, in whole or in part, by drawing on the letter of credit on demand, after seven calendar days' notice, for all or any part of the principal amount of the Fund's participation, plus accrued interest.

           The Fund intends to exercise its rights under Liquidity Agreements only: (1) upon default in the terms of the tax-exempt debt obligations covered thereby; (2) to provide the Fund with needed liquidity to cover redemptions of Fund shares; or (3) to insure that the value of the Fund's investment portfolio does not vary materially from the amortized cost thereof. Participating Banks have no contractual obligation to offer participations to the Fund, and the Fund is not obligated to purchase or resell any participations offered or sold by Participating Banks. The Liquidity Agreements govern the obligations of the parties as to securities or participations actually purchased by the Fund.

           The financial condition and investment and loan loss record of all banks seeking to sell participations in fixed and variable rate tax-exempt debt obligations to the Fund (or to provide letters of credit or guarantees to back the demand repurchase commitments of the issuers of such obligations) will be carefully evaluated by the Advisor, based upon guidelines established by the Board of Directors, prior to the execution of a Liquidity Agreement by a Participating Bank and periodically thereafter. Purchased obligations will bear interest at or above current market rates and the rates borne by obligations with maturities longer than one year will be adjustable at least semi-annually to reflect changes in market rates subsequent to issuance of the securities. It is anticipated that the tax-exempt debt obligations purchased or participated in by the Fund will be those traditionally acquired by United States banks. These include both general obligation and revenue bonds issued for a variety of public purposes such as the construction of a wide range of facilities including schools, streets, water and sewer works, highways, bridges, and housing. Also included are bonds issued to refund outstanding obligations, to obtain funds for general operating purposes and to lend to other public institutions and facilities. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. Revenue generating facilities such as parking garages, airports, sports and convention complexes and water supply, gas, electricity, and sewage treatment and disposal systems are financed through issuance of tax-exempt debt obligations as well.

           Tax-exempt debt obligations are normally categorized as "general obligation" or "revenue" issues. General obligations are secured by a pledge of the full taxing power of the issuer while revenue obligations are payable only from revenues generated by a facility or facilities, a specified source of tax or other revenues or, in the case of industrial development bonds, from lease rental or loan payments made by a commercial or industrial user of the facilities. Revenue obligations do not generally carry the pledge of the credit of the issuer.

           Short-term tax-exempt debt obligations usually mature in less than two years, are typically general obligations of the issuer and most often issued in anticipation of receipts to be realized from tax collections or the sale of long-term bonds. Project Notes are issued by local agencies under a program administered by the United States Department of Housing and Urban Development and are secured by the full faith and credit of the United States.

           From time to time the Fund may invest 25 percent or more of its assets in tax-exempt debt obligations, or participations therein, sufficiently similar in character that an economic, business or political development or change affecting one such security would also affect the other securities. Examples might be securities whose principal and interest payments are dependent upon revenues derived from similar projects or whose issuers are located in the same state. In addition, investments in tax-exempt debt obligations of issuers may from time to time become concentrated within a single state, and the Fund may also invest 25 percent or more of its assets in industrial development bonds or participations therein.

           For entering into a Liquidity Agreement, a Participating Bank will retain a service and letter of credit fee in an amount equal to the excess of the interest paid on the tax-exempt obligations above the negotiated yield at which the instruments were purchased by the Fund. Such fees may be adjusted if adjustments are made in the interest rate paid on the tax-exempt obligations. Each Participating Bank executing a Liquidity Agreement must be approved by the Board of Directors of the Fund prior to, or at the next quarterly Board meeting following, such executions. See "The Investment Management Agreement" on page 10 for a discussion of the criteria to be used in selecting Participating Banks. The Board of Directors will review all Participating Banks and Liquidity Agreements quarterly in an effort to assure continued liquidity and high quality in the Fund's portfolio.

     (2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, or A-1 by Standard & Poor's Corporation ("S & P"). See "Appendix A" on page 13. Following purchase of a rated obligation by the Fund the rating may be withdrawn or reduced below the Fund's minimum requirement. This will not require sale of the issue by the Fund but the Advisor will take such changes into consideration in determining whether the issue should be retained by the Fund. Non-rated securities may also be purchased if determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

     (3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the United States Government may be acquired from time to time on a temporary basis for defensive purposes. Such agencies and instrumentalities include, for example, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association and Farmers Home Administration. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury as well as those supported only by the credit of the issuing agency or instrumentality.

     (4) Repurchase agreements involving securities in the immediately foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. The Fund will enter into repurchase agreements with brokers and banks. Thus, the Fund must initially rely upon the credit of a particular broker or bank for completion of the repurchase agreement. Such repurchase agreements are intended to be fully collateralized, in an amount equal to at least the principal amount of the transaction plus accrued interest earned thereon, by the underlying Government or agency securities valued at their fair market value each day. Although the Fund will normally have legal title to and constructive possession of the collateral, it cannot eliminate the risk of a default by a broker or bank which could result in a loss to the Fund on the sale of the underlying securities or delays in obtaining the collateral because of bankruptcy or insolvency proceedings. Repurchase agreements may be deemed to be loans under the Investment Company Act of 1940.

Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semiannually. In determining whether particular variable rate obligations backed by Liquidity Agreements may be purchased, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. For purposes of Rule 2a-7 and the diversification requirements thereunder, the unconditional commitments are limited in amounts necessary to keep any one bank from being obligated to purchase more than five percent of the total assets held by the Fund (determined as of the date of purchase). The dollar weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. In attempting to provide its shareholders with the highest income consistent with preservation of capital, the Fund will not necessarily purchase investments bearing the highest interest rates available as such investments may also involve a higher degree of risk.

The Fund does not intend to concentrate its investments in any one industry and will not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable.

While investments by the Fund will be confined to high-quality financial instruments which, in the case of tax-exempt obligations covered by Liquidity Agreements, will be backed by demand repurchase commitments of the issuers thereof and by irrevocable bank letters of credit or guarantees, the complete elimination of risk is not possible. Under certain circumstances (see "Valuing the Fund's Shares" and "Dividends"), the net asset value of the Fund's shares could decrease. It is also possible a Participating Bank or an issuer will default on the provisions of their Liquidity Agreements which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurance the Fund will achieve its investment objectives.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial commitment to purchase. The terms of the commitment establish the price to be paid and the yield of the securities to be purchased. Such commitments will only occasionally be entered into by the Fund and only with the intention of actually acquiring the securities. It is possible that market yields at time of delivery may exceed the negotiated yield on when-issued securities. The Fund will maintain a separate account consisting of cash or liquid securities, valued at market or fair value daily, equal to its outstanding when-issued commitments. Settlement on when-issued securities may be made by using available cash, selling securities or, though not expected, selling the when-issued securities themselves (which may have a value greater or lesser than the Fund's commitment). Sale of securities to meet such commitments may result in realization of capital gains or losses which are not exempt from Federal income tax. When-issued commitments outstanding at any one time will not exceed ten percent of the Fund's net assets.

Yields on  tax-exempt  debt  obligations  are  dependent on a variety of factors including general economic and money market conditions as well as supply and demand factors within the market for tax-exempt obligations. Yields actually realized by Fund investors will be reduced by the management fees, operating expenses and fees received by Participating Banks and Participating Organizations.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the board of directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:

Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Objectives, Policies and Restrictions";
(2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one Participating Bank; (4) invest with a view to exercising control or influencing management; (5) invest more than ten percent of the value of its total assets in securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization, subject to Section 12(d)(1) of the Investment Company Act of 1940; (6) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (7) purchase any securities on margin, except for the clearing of occasional purchases or sales of portfolio securities; (8) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (9) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described under "Investment Objectives, Policies, and
Restrictions"; (10) borrow money, except to meet extraordinary or emergency needs for funds, and then only from banks in amounts not exceeding ten percent of its total assets, nor purchase securities at any time borrowings exceed five percent of its total assets; (11) mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned by the Fund except as may be necessary in connection with borrowings outlined in (10) above and then securities mortgaged, hypothecated or pledged may not exceed five percent of the Fund's total assets taken at market value; (12) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (13) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with its predecessors, of at least five years of continuous operation; (14) act as an underwriter of securities; (15) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven calendar days; and (16) enter into Liquidity Agreements with any Participating Bank if five percent or more of the securities of such Bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such Participating Bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less.

The Fund intends to invest at least 25 percent of its total assets in tax-exempt debt obligations or participation interests therein subject to Liquidity Agreements, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

PURCHASES OF FUND SHARES

See "Opening An Account - Purchasing Shares" in the Prospectus for basic information on how to purchase shares of the Fund.

An order to purchase shares of the Fund is accepted when the Fund's Custodian Bank receives payment in Federal funds (funds available for immediate investment). This will occur upon receipt of the purchase price by Federal funds wire or electronic funds transfer via the ACH system from the purchaser's bank, or when a check or other negotiable bank draft received by the Fund has been converted into Federal funds (normally one to two business days after its receipt by the Fund).

An investor will become a shareholder when the net asset value applicable to his order is determined. Net asset value of the Fund's shares is determined twice each day at 11:00 a.m. Central time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). If a purchase order is received and accepted by the fund by 10:00 a.m. Central Time and Federal funds are available to the Fund before 3:00 p.m. Central Time, an order will be effective the same day, the investor will become a shareholder of record that day, and shares will commence earning dividends the day the order becomes effective. If a purchase order is received and accepted by the Fund after 10:00 a.m. Central Time but before 3:00 p.m. Central Time and Federal funds are available 3:00 p.m. Central Time the shares will not commence earning dividends until the day after the order is received.

Investments in Sweep Shares of the Fund may be made through transactions directly with the Fund's Distributor (IMG Financial Services, Inc.) and through qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") selected by the Advisor and approved by the Board of Directors of the Fund, based upon the Participating Organization's capacity to provide processing of Fund transactions for its customers in conjunction with other customer account relationships. Participating Organizations will be required to enter into agreements with the Fund's Distributor to provide certain services to persons ("Participating Investors") who invest in the Fund through Participating Organizations. These will include: distributing copies of the Prospectus and sales literature to prospective investors who request it; furnishing Participating Investors with periodic account statements containing information regarding Fund share purchases and redemptions, income earned and Fund investment balances; and forwarding to Participating Investors periodic reports and proxy material mailed by the Fund to its shareholders. Participating Organizations may satisfy the Fund's required minimum, initial and subsequent purchase amounts by aggregating investments on behalf of customers whose individual investments are less than the Fund's required minimums. Participating Investors may, if they so elect, authorize their Participating Organizations to purchase and redeem Fund shares by means of special investment arrangements (including automatic "Sweep" investment programs) offered by the Participating Organization.

"Trust Shares" may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. "Institutional Shares" may be purchased by individual and institutional customers directly from the Fund's Distributor.

The Fund adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 on December 20, 1986, effective January 1, 1987. The Plan continues in force only if approved annually by the Board of Directors and by a majority of directors who are not parties to the Plan or interested persons of any party to the Plan, cast in person at a meeting called for the purpose of voting on such approval, or by a majority of the outstanding securities of the Fund. In adopting the Plan, the directors considered various factors and determined that the Plan would benefit the Fund and its shareholders. On November 21, 1990, the Fund's shareholders approved an Amendment to the Plan, effective January 1, 1991, to allow for payments to reimburse the Fund's Distributor for direct and indirect expenses related to the marketing, selling, and distribution of Fund shares, including but not limited to, preparation and distribution of brochures, advertisements, and other promotional materials for the Fund, compensation to sales personnel employed by the Distributor, and payment to any securities dealer, financial institution or any other Person (a "Participating Organization") who renders assistance in distributing or promoting the sale of the Fund's shares pursuant to a written agreement with the Distributor; and to increase the maximum fee payable under the Plan from 0.50 percent to 0.75 percent of the average net asset value of the Fund. In conjunction with a plan to allow the Fund to issue multiple classes of shares, the Board of Directors redesignation the existing shares of the Fund "Sweep Shares" and made the Plan applicable solely to Sweep Shares. The Board also approved an amendment to the Plan eliminating a restriction on payments by the Plan to the amount of distribution-related expenses actually incurred by the Distributor each quarter up to a maximum of 0.50 percent of the average net assets of Sweep Shares of the Fund. Participating Organizations make available to their customers transaction services (including automatic "sweep" investment programs) and may provide monthly shareholder account reporting and related ministerial duties with respect to customer accounts. Except as to securities dealers, none of the compensation paid to such Participating Organizations constitute expenses related to advertising, distribution of prospectuses to other than current shareholders, underwriter's compensation or compensation to dealers, or compensation of sales personnel, and payments made are related solely to the Participating Organization's services in providing the customer transaction services. Participating Organizations are not authorized to actually make sales of shares of the Fund. All orders to purchase shares are subject to acceptance by the Fund's Distributor on behalf of the Fund. While the Fund itself does not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Fund may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired because the costs thereof will reduce the Fund's yield to the investor below that obtainable by investing in the Fund directly. While the Fund may purchase portfolio securities from Participating Organizations, it will not give any preference to them in selecting their investments.

No director or officer of the Fund, or the Advisor has any direct or indirect financial interest in the Plan. The Fund's Plan results in an efficient system of customer investment in the Fund thereby potentially increasing the Fund's ability to attract shareholders. The services rendered by the Participating Organizations with respect to customer transactions (including automatic sweep investment programs) are more efficient and direct than that which the Fund might otherwise provide. The Fund believes that the Plan and agreements with the Participating Organizations actually reduce expenses for shareholder account reporting thereby reducing costs of the Funds and increasing yields. For the year ended June 30, 1996 and the Semi-Annual, period ended December 31, 1996, the Fund paid out a total of $129,650 and $28,666, respectively, under the Plan and all payments were made to Participating Organizations. As of December 31, 1996, there were 27 Participating Organizations under the Plan.

The Plan and any agreements related thereto will automatically terminate if assigned and may be terminated by either party on 60 days notice. The Plan may be terminated by a majority of noninterested directors who have no direct or indirect financial interest in the Plan or it may be terminated by a majority of the outstanding voting shares of the Fund. Any changes in the Plan that would materially increase the distribution costs require shareholder approval; otherwise, the directors, including a majority of the noninterested directors, may amend the Plan. The directors review quarterly a written report of distribution costs incurred pursuant to the Plan.

On August 13, 1996, the Fund adopted a Shareholder Services Plan ("Services Plan") with respect to Trust Shares. Pursuant to the Plan, the Fund may enter into Servicing Agreements with Participating Organizations providing that those Participating Organizations will render certain shareholder support services to their customers who are record or beneficial owners of Trust Shares. Services provided pursuant to the Service Plan may include some or all of the following:
(i) processing dividend and distribution payments from the Fund on behalf of customers; (ii) providing information periodically to customers showing their position in Trust Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the Participating Organizations (v) providing sub-accounting with respect to shares owned of record or beneficially by customers or the information needed for sub-accounting; (vi) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial reports, and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding the Services Plan;
(viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in Trust Shares pursuant to specific or pre-authorized instructions; (x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Participating Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Trust Shares, including the operation of telephone lines for daily quotations of return information.

The Services Plan is an administrative support services plan. Pursuant to the Plan, the Fund's arrangement with Participating Organizations must be approved annually by a majority of the Fund's Directors, including a majority of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

Under the terms of the Services Plan, the Fund may pay a fee to Participating Organizations equal to annual rate of 0.25 percent of the average net assets of Trust Shares.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Since the only function of banks who may be engaged as Participating Organizations is to perform administrative and shareholder servicing functions, the Fund believes that such laws should not preclude banks from acting as Participating Organizations; however, future changes in either Federal or State statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative decisions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or part of its shareholder servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain shareholders in the Fund, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur, and shareholders serviced by such bank might no longer be able to avail themselves of any investment or other services then being provided by the bank. It is not expected that shareholders would incur any adverse financial consequences as a result of any of these occurrences. It is intended that none of the services provided by Participating Organizations other than registered broker-dealers will involve the solicitation or sale of shares of the Fund.

The Fund has received an opinion from Cline, Williams, Wright, Johnson & Oldfather to the effect that, while the matter may not be entirely free from doubt, the services to be performed by banks acting as Participating Organizations are essentially ministerial in nature and not in violation of the Glass-Steagall Act.

The Fund reserves the right to reject any purchase order and to modify investment minimums from time to time. All purchase orders are subject to acceptance by authorized officers of the Fund in Des Moines, Iowa, and are not binding until so accepted. Once a purchase order has been accepted by the Fund it may not be canceled or revoked by the investor although the purchased shares may be redeemed.

VALUING THE FUND'S SHARES

The net asset value of the Fund's shares is determined twice each day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Fund is required to compute its net asset value on each day (except days on which no purchase or redemption orders are received) on which the New York Stock Exchange is open for trading or during which there is a sufficient degree of trading in its portfolio securities that its net asset value might be materially affected. Net asset value is computed by adding the value of all securities and other assets (including accrued interest), subtracting liabilities (including dividends payable) and dividing by the number of shares outstanding.

Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to compute its net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors of the Fund established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review by the Board of Directors as to the extent of any deviation of net asset value based on available market quotations from the Fund's $1.00 amortized cost value per share. If such deviation exceeds $.005, the Board of Directors will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends or utilizing a net asset value per share as determined by using available market quotations. In addition, the Fund must maintain a dollar-weighted average portfolio maturity appropriate to its investment objective; but in any event not longer than 90 days, must limit portfolio investments to those instruments which the Board of Directors determines present minimal credit risks, and must observe certain other reporting and recordkeeping procedures.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security.

Accordingly, the Fund's investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and non-rated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market, but subject to Liquidity Agreements, will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the Board of Directors of the Fund.

CALCULATION OF YIELD

"Current yield" (a seven-calendar-day historical yield) is calculated by first dividing the average daily net investment income per share for that seven-day period by the average daily net asset value per share for the same period. This return is then annualized by multiplying the result times 365/7. Net investment income does not include realized or unrealized gains or losses. "Effective yield" is based on current yield and the distribution of dividends monthly.

Yield on shares of the Fund may fluctuate daily and does not provide a basis for determining future yields. Yield is not guaranteed nor is the principal of the Fund insured. In comparing the Fund's yield with those of alternative investments (such as savings accounts, various types of bank deposits and other money market funds), investors should consider differences between the Fund and the alternative investments, including differences in the periods and methods used in calculating the yields being compared.

Current yield and effective yield for the seven-day period ended December 31, 1996 were 3.23 percent and 3.28 percent, respectively, for Sweep Shares. As of December 31, 1996, no Trust Shares or Institutional Shares were issued.

Weighted  Average  life to maturity of the  portfolio  on December  31, 1996 was
33.41 days.

The Prospectus may be in use for several months and accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

From time to time the Fund may quote its yield in advertisements or in reports and other communications to shareholders. The Fund's yield changes in response to fluctuations in interest rates and in the Fund's expenses. Consequently, any given yield quotations should not be considered as representative of what the Fund's yields may be for any specified period in the future.

Yield information may be useful in reviewing performance of the Fund and for providing a basis for comparison with other investment alternatives. However, the Fund's yields will fluctuate, unlike other investments which may pay a fixed yield for a stated period of time.

Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of it shares will likely be invested in instruments producing lower yields in the balance of the Fund's holdings, thereby reducing the current yields of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Advertisements and other sales literature may from time to time include comparative performance information including data relating to the yield on deposits at banking and savings and loan institutions (including savings accounts, interest bearing checking accounts, NOW accounts and money market deposit accounts). Yields are compiled periodically by the Advisor from a survey of banking and savings and loan institutions and from reports published by major newspapers. Additionally, such advertisements and other sales literature may include references to yield information compiled by IBC/Donoghue's MONEY FUND REPORT, The Bank Rate Monitor, Banxquote and other recognized industry sources. Demand and savings deposit accounts at banking and savings and loan institutions are generally FDIC-insured and such yields generally do not fluctuate to the extent of the Fund.

DIVIDENDS

The daily net income of the Fund is declared as a dividend each business day to holders of record immediately before 3:00 p.m. Des Moines time. Dividends are credited to shareholders' accounts each business day and distributed monthly. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

For purposes of calculating dividends, daily net income consists of interest earned, including the amortization of any discount or premium to the date of maturity, less accrued expenses of the Fund since the previous business day. Monthly dividend distributions are reinvested in additional shares unless the shareholder has requested payment in cash. A statement summarizing account activity and a check for the amount of any dividends the shareholder may have requested to be paid in cash are normally mailed monthly.

The Fund attempts to maintain its net asset value at $1.00 per share. See "Valuing the Fund's Shares" on page 6. While this is expected to be possible under most conditions, should the Fund incur or anticipate any unusual expenses, loss, depreciation, gain or appreciation which would affect either net asset value per share or income, the Board of Directors of the Fund will consider whether to adhere to the dividend policy previously described or revise it in light of the existing circumstances.

If the Fund's net asset value per share were reduced, or was expected to be reduced, below $.995, the Board of Directors might temporarily suspend or reduce dividend payments in order to maintain a net asset value of $1.00 per share. As a result of such suspension or reduction of dividends, an investor might receive less income during a given period than he might otherwise. Such expenses, losses or depreciation might therefore result in an investor receiving no dividends for the period he held his shares and receiving upon redemption a price per share lower than the price he paid.

In its endeavor to maintain net asset value at $1.00 per share, the Fund is required to adhere to certain conditions of Rule 2a-7 promulgated by the Securities and Exchange Commission which permits the Fund to value its assets at their amortized cost. These conditions require that: (1) the Fund seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value and, in no event, longer than 90 days; (2) the board of directors of the Fund undertake to assure, to the extent reasonably practicable, when taking into account current market conditions affecting its investment objective, that the Fund's market-based net asset value per share (that is, its net asset value computed on the basis of available market quotations and estimates) will not deviate from $1.00; and (3) the Board of Directors consider reducing or suspending dividend payments if the market-based net asset value per share declines below $.995.

TAXATION

The Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code since its inception, and intends to qualify as a regulated investment company in the current fiscal year by meeting certain requirements relating to the sources of its income, diversification of its assets and distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares. Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year.

Dividends derived from interest on tax-exempt debt obligations owned by the Fund are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to Fund shareholders. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested. The Fund will elect to qualify as a "regulated investment company," and will distribute annually substantially all of its tax-exempt interest and other income, including realized capital gains, and will thus not be liable for Federal income taxes. Fund expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

The Fund has received an opinion from Cline, Williams, Wright, Johnson & Oldfather to the effect that the Fund will be deemed the "owner", for federal income tax purposes, of fixed and variable rate tax-exempt obligations purchased by the Fund which are subject to Liquidity Agreements, provided that such obligations are purchased in arm's-length transactions, that the Fund is not obligated in any way to resell such obligations to any party, and that the
Liquidity Agreements are obtained from a party normally in the business of making such commitments for a separately bargained-for arm's-length consideration. The Fund has represented that it intends to purchase such fixed and variable rate obligations in accordance with the criteria described in the opinion of its counsel.

The Fund has received an additional opinion from Cline, Williams, Wright, Johnson & Oldfather to the effect that the Fund should be deemed the "owner," for federal income tax purposes, of participation interests purchased by the Fund in fixed and variable rate tax-exempt obligations, which participation interests are subject to Liquidity Agreements, provided that such participation interests are purchased in arm's-length transactions, that the Fund is not obligated in any way to resell such participation interests to the seller to any third party and that the Liquidity Agreements are obtained from a party normally in the business of making such commitments for a separately bargained-for arm's-length consideration. However, counsel has noted that the Internal Revenue Service has not issued a published or private ruling as to the ownership, for Federal income tax purposes, of such participation interests, and has further noted that, under Rev. Proc. 83-55 promulgated in August 1983, the Internal Revenue Service has indicated that it will no longer issue private rulings as to the ownership of tax-exempt obligations. Thus, it is possible that the Internal Revenue Service could reach a conclusion different from that reached by counsel. In that event, Fund shareholders could be taxed on dividends paid on Fund shares to the extent such dividends resulted from receipt of income by the Fund on tax-exempt obligations not deemed to be "owned" by the Fund. The Fund intends to purchase participation interests in fixed and variable rate tax-exempt obligations in accordance with the criteria described in the opinion of its counsel.

In the event that the Internal Revenue Service reached a conclusion different from that reached by counsel for the Fund, the Fund might need to reevaluate its investment policies and seek shareholder approval of any necessary changes.

The Fund may realize short-term or long-term capital gains or losses from its portfolio transactions. In the event the Fund creates additional portfolios in the future, the income, capital gains and losses of each portfolio will be treated separately for Federal income tax purposes. Short-term capital gains will be taxable to shareholders as ordinary income when they are distributed. Any net capital gains (the excess of its net realized long-term capital gain over its net realized short-term capital loss) will be distributed annually to the Fund's shareholders. The net income of a portfolio may not be offset by losses in other portfolios. Distributions will be designated as a capital gain dividend in a written notice mailed to the Fund's shareholders after the close of the taxable year.

Promptly after the end of each year, each shareholder will receive a statement setting forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. Daily dividends derived from taxable interest will be designated as taxable in the same percentage as the actual taxable income earned bears to total income earned on that day.

In accordance with the Internal Revenue Code, interest on indebtedness incurred, or continued, to purchase or carry shares of the Fund is not deductible. Dividends may also be subject to state and local taxation. The Fund may not be a suitable investment for any person who is a "principal user" or "related person," as defined in Section 144 of the Internal Revenue Code, of certain facilities if qualified small issue bonds used to finance such facilities are owned by the Fund.

This discussion of the Fund's tax matters is only a summary and relates principally to Federal tax matters. Thus, shareholders are encouraged to consult with their personal tax advisors.

MANAGEMENT

OFFICERS AND DIRECTORS OF THE FUND. The following table sets forth certain information with respect to the officers and directors of the Funds:

Robert F. Galligan, age 61       Business Administration Department Chairman,
Director                         Associate Professor, Grand View College;
                                 Director, Liquid Assets Fund.

Chad L. Hensley, age 72          Retired President and CEO, Preferred Risk
Director                         Mutual Insurance Company; Director,
                                 Liquid Assets Fund.

Fred Lorber, age 72              Chairman of Board,  Lortex Inc., a manufacturer
Chairman and Director            of textiles; Chairman and Director,
                                 Liquid Assets Fund.

Darwin T. Lynner, Jr., age 52    President, Darwin T. Lynner, Co., Inc., a
Director                         property management company; Director,
                                 Liquid Assets Fund.

Mark A. McClurg*, age 43         Vice President,  Secretary and Senior Managing
Treasurer and Director           Director of Investors Management Group and IMG
                                 Financial Services, Inc.; Treasurer and
                                 Director, Liquid Assets Fund.

David W. Miles*,  age 39         President,  Treasurer and Senior  Director of
President  and Director          Investors Management Group, and IMG Financial
                                 Services,  Inc.; Treasurer and Director,
                                 Liquid Assets Fund.

Richard A. Miller, age 56        Vice President & General Counsel, Farmers
Director                         Casualty Company Mutual, Director,
                                 Liquid Assets Fund.

Ruth L. Prochaska*, age 43       Controller/Compliance Officer of Investors
Secretary                        Management  Group,  and  IMG  Financial
                                 Services, Inc.; Secretary, Liquid Assets Fund.

William E. Timmons, age 72       Partner in Patterson, Lorentzen, Duffield,
Director                         Timmons, Irish & Becker; Director,
                                 Liquid Assets Fund.

Steven E. Zumbach, age 46        Attorney at Belin, Harris, Lamson, McCormick;
Director                         Director, Liquid Assets Fund.

*Messrs. McClurg, Miles, and Ms. Prochaska are deemed to be "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund and the Advisor.

The mailing address of all officers and directors of the Fund is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

The Fund pays a fee of $250 per Board meeting and $100 per committee meeting to directors who are not interested persons of the Advisor. Under the Management Agreement other remuneration, if any, of officers and directors is paid by the Advisor.

COMPENSATION TABLE

                                      Aggregate        Total Compensation From
   Name of                          Compensation             Fund and Fund
Person, Position                      From Fund        Complex Paid to Director

Robert F. Galligan                     $1,000                   $3,200
Director

Chad L. Hensley                         1,000                    3,200
Director

Fred Lorber                             1,000                    3,200
Director

Darwin T. Lynner, Jr.                     750                    2,400
Director

Mark A. McClurg                             0                        0
Treasurer and  Director

David W. Miles                              0                        0
President and Director

Richard A. Miller                       1,000                    3,200
Director

William E. Timmons                      1,000                    3,200
Director

Steven E. Zumbach                         500                    1,600
Director

Management of the Advisor. David W. Miles and Mark A. McClurg, are control persons of the Advisor and each beneficially own more than ten percent of the outstanding voting securities of the Advisor. Senior Managing Directors of Investors Management Group, are David W. Miles and Mark A. McClurg. They intend to devote substantially all their time to the operation of the Advisor.

THE INVESTMENT MANAGEMENT AGREEMENT

See "Management and Fees" in the Prospectus for certain information concerning Investors Management Group.

The Advisor furnishes continuous investment supervision to the Fund under a Management and Investment Advisory Agreement (the "Management Agreement"). For its services the Advisor is entitled to receive a fee, computed and accrued daily and payable monthly, at the following rate on the average daily closing net asset value of the Fund:

               NET ASSETS                                        ANNUAL RATE

   For assets up to $200,000,000                                 .25 percent
   For assets in excess of  $200,000,000 to $300,000,000         .24 percent
   For assets in excess of  $300,000,000 to $400,000,000         .23 percent
   For assets in excess of  $400,000,000 to $500,000,000         .22 percent
   For assets in excess of  $500,000,000 to $600,000,000         .21 percent
   Over $600,000,000                                             .20 percent

The above stated rates were voluntarily reduced by the Advisor from a maximum of
0.50 percent effective January 1, 1991.

From time to time, the Advisor may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for the Fund and increasing the Funds overall yield to investors at the time any such amounts are waived and/or absorbed.

For the period September 1, 1996 through January 15, 1997, the Advisor voluntarily waived all of its advisory fees for the Fund and the Distributor waived 0.25 percent of the 12b-1 fees and reimbursed certain expenses of the Fund. The Advisor and the Distributor terminated the waiver and reimbursement on January 15, 1997.

Under the Management Agreement, the Advisor is responsible for selecting the Fund's portfolio securities, including the solicitation and approval of Iowa commercial banks selected as Participating Banks from which the Fund may purchase participation interests in tax-exempt debt obligations subject to Liquidity and Servicing Agreements or which may issue irrevocable letters of credit to back the demand repayment commitments of the issuers of such obligations. A careful review of the financial condition and loan loss record of a prospective bank will be undertaken prior to the bank being approved to enter into a Liquidity and Servicing Agreement and, once approved, a Participating Bank's financial condition and loan loss record will be reviewed at least annually thereafter.

The principal criteria which the Advisor will consider in approving, rejecting or terminating Liquidity and Servicing Agreements with Participating Banks will include a bank's (a) ratio of capital to deposits; (b) ratio of loan charge offs to average loans outstanding; (c) ratio of loan loss reserves to net loans outstanding and (d) ratio of capital to total assets. Ordinarily, the Advisor will recommend that the Fund not enter into or continue a Liquidity and Servicing Agreement with any bank whose ratios (as described above) are less favorable than the average of all Iowa banks. The Advisor will also consider a bank's classified loan experience, historical and current earnings and growth trends, quality and liquidity of investments and stability of management and ownership. Typically, the Advisor will utilize a variety of information sources, including annual audited financial statements, unaudited interim financial statements, quarterly reports of condition and income filed with regulatory agencies and periodic examination reports (if available) and reports of federally insured banks concerning past-due-loans, renegotiated loans and other loan problems.

The Advisor also provides office space and management and other personnel to the Fund and pays the costs of computing the net asset value of the Fund and related bookkeeping expenses. The Advisor will bear any sales or promotional costs incurred in connection with the sale of the Fund's shares.

The Fund pays all expenses of operations not specifically assumed by the Advisor. These include: custodian, transfer agent and shareholder recordkeeping charges; charges for the services of legal counsel and independent public accountants; compensation of directors other than those affiliated with the Advisor and expenses incurred by them in connection with their services to the Fund; certain insurance premiums; expenses of printing and distributing to shareholders notices, proxy solicitation material, prospectuses and reports; brokers' commissions; taxes; interest; and expenses of complying with Federal, state and other laws.

The Advisor has also agreed to reimburse the Fund, up to the amount of the advisory fees paid to the Advisor, to the extent that the total annual expenses of the Fund, exclusive of all taxes, interest, brokers' commissions and other related charges, but including fees paid to the Advisor, exceed the most restrictive limits prescribed by any state in which the Fund's shares may eventually be offered for sale. The Fund believes that it presently is not subject to any such restrictions. The Fund paid $59,835, $52,311 and $43,217 in management fees to the Advisor in fiscal 1994, 1995, and 1996, respectively.

The Management Agreement approved by the sole shareholder of the Fund on July 14, 1983, for an initial term expiring September 30, 1984, will continue in effect as long as it is approved annually by a majority of those directors who are not parties to the Management Agreement or "interested persons" of such parties and by either the board of directors of the Fund or a majority of the outstanding voting securities of the Fund. The Management Agreement for the Fund which was last approved by the Fund's directors, as described above, on August 13, 1996, may be terminated by either party without penalty on 60 days' written notice and will automatically terminate in the event of its assignment.

The Management Agreements provide that neither the Advisor nor any of its officers or directors, agents or employees will have any liability to the Funds or its shareholders for any error of judgment, mistake of law or any loss arising out of any investments or for any other act or omission in the performance of its duties as investment advisor under the Management Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations under the Management Agreement.

OTHER INFORMATION

FEDERAL HOLIDAYS. The Fund will be closed for business and, therefore, will not accept purchase or redemption orders nor calculate net asset value, on all Federal Holidays -- currently New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, Veterans Day and Christmas Day.

PORTFOLIO TRANSACTIONS. Subject to policies set forth by the board of directors of the Fund, the Advisor is authorized to determine, consistent with the Fund's investment objectives and policies, which securities will be purchased, sold and held by the Fund. Most of the Fund's portfolio securities will be purchased on a principal basis directly from the issuer, from banks, underwriters or market makers and, thus, will not involve payment of a brokerage commission. There were no "agency" transactions in the last three fiscal years and hence, no brokerage commissions paid. Such purchases may include a discount, concession or mark-up retained by an underwriter or dealer. The Advisor is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities and is directed to use its best efforts to obtain the best available price and most favorable execution on brokerage transactions. Some of the portfolio transactions may be directed to brokers who furnish special research and statistical information or services rendered in the execution of orders which are of benefit to the Adviser. These may include advice or information with respect to particular securities or issuers, information concerning general market or economic conditions and the obtaining of information from brokers, underwriters or market makers. While no dollar value can be placed on such information or services, it allows the Adviser to supplement its own research and analysis activities which can reduce its costs but not those of the Fund.

ORGANIZATION AND SHARES OF THE FUND. The Fund is an open-ended diversified management investment company organized as an Iowa corporation in January 1983, under the name Iowa Tax Free Liquid Assets Fund, Inc. On October 13, 1987, the Fund changed its name to IMG Tax Exempt Liquid Assets Fund, Inc. On September 25, 1996, the Fund increased its authorized capital from 200 million to 5 billion shares of Common Stock, par value $.001 per share, changed its name to Municipal Assets Fund, and amended the Articles of Incorporation to authorize the Board of Directors to issue one or more additional classes of shares. Simultaneously, the Board approved the redesignation of the existing shares as "Sweep Shares" and the issuance of "Trust Shares" and "Institutional Shares".

Sweep Shares of the Fund are offered to individual and institutional investors (acting on their own behalf or on the behalf of their customers). Sweep Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and bear the costs of the Fund's Distribution Plan (See "Purchases of Fund Shares" above.)

Trust Shares are offered to individual and institutional investors (acting on their own behalf or on the behalf of their customers). Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Trust Shares also bear the costs of the Fund's Administrative Services Plan (See "Purchases of Fund Shares" above.)

Institutional Shares of the Fund are offered to individual and institutional investors directly by the Fund's Distributor.

All Shares bear their pro-rata portion of all operating expenses paid by the Fund, except that Sweep Shares bear the full costs of the Distribution Plan and Trust Shares bear the full costs of the Administrative Services Plan. Institutional Shares bear no distribution and/or Administrative Services fees.

Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement and investment objective and fundamental policies. Only holders of Sweep Shares will vote on matters relating to the Distribution Plan for Sweep Shares and only holders of Trust Shares will vote on matters pertaining to the Administrative Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of the Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When-issued for payment as described in the Prospectus, Shares will be fully paid and nonassessable.

REPORTS TO SHAREHOLDERS. Semiannual and annual reports will include financial statements which, in the case of the annual report, will be reported upon by the Fund's independent auditors, KPMG Peat Marwick LLP. The Annual Report is incorporated herein by reference into the Fund's Statement of Additional Information and is available upon request without charge by calling the number on the cover page of this Statement of Additional Information.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS. As of August 1, 1996, Townsend Engineering Company, 2425 Hubbell, Des Moines, Iowa 50317, and Microtronics, RR 3, Box 345, Iola, Kansas 66749, directly or indirectly owned approximately 659,705 shares (7.80 percent) and 1,024,437 shares (12.11 percent), respectively, of the outstanding Fund shares. To the knowledge of the Fund, no other shareholders owned beneficially as of the record date five percent or more of the Fund's outstanding shares and the Fund's officers and directors as a group owned less than 1 percent of the Fund's shares.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Fund's Custodian holds cash for the purchase and redemption of the Fund's shares. The Custodian will hold the Fund's portfolio investments which may, in part, be deposited in central depository systems as permitted by Federal law. AMCORE Investment Group, N.A., Rockford, Illinois, serves as the Fund's custodian. The Fund has also contracted with IMG to provide certain accounting services including transfer of shares, disbursement of dividends and the maintenance of shareholder accounting records.

LEGAL OPINION. Messrs. Cline, Williams, Wright, Johnson & Oldfather have rendered an opinion to the Fund with respect to legality of the shares offered in the Prospectus, tax matters, and Glass-Steagall Act matters.

INDEPENDENT AUDITORS. KPMG Peat Marwick LLP, 2500 Ruan Center, Des Moines, Iowa 50309, has been selected unanimously by the members of the board of directors of the Fund who are not interested persons of the Fund as the Fund's independent auditors to examine the books and securities of the Fund and to report upon the financial statements of the Fund.

                                   APPENDIX A

         DESCRIPTION OF BOND RATINGS. The Fund invests in tax-exempt debt obligations, including both bonds and notes, rated in the top two grades by Moody's and S & P. These ratings have to do with the financial strength of the issuer of the obligations at the time they are first issued. The ratings do not reflect opinions regarding the market value or the marketability of the obligations. Both could be affected by a change in rating, however. Moody's four highest ratings are Aaa, Aa, A and Baa. S & P's are AAA, AA, A and BBB.

         Bonds rated Aaa or AAA are judged to be of the best quality. Interest and principal are secure with market prices responsive to changes in interest rates.

         Bonds rated Aa or AA are also judged to be of high quality although interest and principal do not enjoy the margin of safety that would be true of bonds rated Aaa or AAA. Long-term risks would be somewhat greater also, with price fluctuations primarily the result of interest rate changes.

         Bonds rated A by the two rating agencies are considered to be of upper medium grade. While interest and principal protection is judged to be adequate, it could be susceptible to future impairment. While the price of such obligations will be affected principally by interest rate fluctuations, economic conditions will also have an impact.

         Bonds  rated  Baa or  BBB  are  considered  medium  grade  obligations.
Interest and principal are adequately secure over the short-term but the obligations may be somewhat speculative. Changing economic conditions may also impact the security of the indebtedness resulting in market prices being more affected by changes therein than by interest rate fluctuations.

         TAX-EXEMPT NOTE AND COMMERCIAL PAPER RATINGS. Ratings for tax-exempt notes are designated "MIG" (Moody's Investment Grade) by Moody's. Notes rated MIG-1 are the highest quality and enjoy excellent protection by virtue of established cash flows available for debt service or ready access to the market for refinancing, or both.

         Notes rated MIG-2 are high quality with ample cash flow protection although less than available to obligations bearing the top rating.

         Notes rated MIG-3 are of good quality as measured by the relevant factors associated with credit-worthiness. However, the unquestioned financial strength ascribed to issues in the two preceding rating categories is lacking and ready access to the market for refinancing is less well established.

         Tax-exempt commercial paper rated Prime-1 (P-1) by Moody's is supported by the issuer's superior capacity to repay, while commercial paper rated Prime-2 (P-2) is backed by strong repayment capacity.

         S & P's commercial rating A-1 indicates the obligations enjoy extremely strong credit backing in terms of the issuer's capacity to repay, while an A-2 rating indicates strong issuer repayment capacity exists.

                                   APPENDIX B

Tax-Exempt vs. Taxable Yields. Set forth below is a table which may be used to compare equivalent taxable yields to tax-exempt rates of return based upon the investor's level of taxable income. The rates shown are those in effect under the Internal Revenue Code as of January 1, 1996 through December 31, 1996.

                                            Marginal   The following TAX-EXEMPT INTEREST RATES:
       TAXABLE INCOME*            Single     Income       3.5%      4.0%      4.5%      5.0%       5.5%      6.0%      6.5%
        Joint Return             Return       Tax
                                            Bracket  Equal the  TAXABLE INTEREST RATES shown below:
$     6,425 - $44,250   $  2,625 - $25,450   15.0%       4.12%      4.71%     5.29%     5.88%      6.47%     7.06%     7.65%
      44,250 - 89,675      25,450 - 53,725   28.0%       4.86%      5.56%     6.25%     6.94%      7.64%     8.33%     9.03%
     89,675 - 151,850     53,725 - 122,750   31.0%       5.07%      5.80%     6.52%     7.25%      7.97%     8.70%     9.42%
    151,850 - 267,900    122,750 - 265,200   36.0%       5.47%      6.25%     7.03%     7.81%      8.59%     9.38%    10.16%
         Over 267,900         Over 265,200   39.6%       5.79%      6.62%     7.45%     8.28%      9.11%     9.93%    10.76%
Maximum Corporate Rate                       34.0%       5.30%      6.06%     6.82%     7.58%      8.33%     9.09%     9.85%

*Net amount subject to Federal income tax after deductions and exemptions. Assumes alternative minimum tax is not applicable and receipt of tax-exempt interest does not cause any portion of social security benefits received to become taxable to the taxpayer.
State tax considerations are excluded.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines, State of Iowa, on the 6th day of February, 1997.


                                        MUNICIPAL ASSETS FUNDS, INC.

                                        By_________/s/ David W. Miles_______
                                                   David W. Miles

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

      Signature                                Title

 ___/s/ David W. Miles__________   President, Principal Executive Officer,
     David W.  Miles               and Director
                                   ________________________________________
                                                                           |
 ___/s/ Fred Lorber_____________   Chairman and Director                   |
     Fred Lorber                                                           |
                                                                           |
 ___/s/ Mark A. McClurg_________   Principal Financial and Accounting      |
     Mark A. McClurg               Officer, Treasurer and Director         |
                                                                           |
 ___/s/ James W. Paulsen________   Vice President and Director             |
     James W. Paulsen                              ________________________|
                                                  |
 ___/s/ Ruth L. Prochaska_______   Secretary      |   ___/s/ David W. Miles___
     Ruth L. Prochaska                            >  by      David W. Miles
                                                  |          Attorney in Fact
 ___/s/ Robert F. Galligan______   Director       |          February 6, 1997
     Robert F. Galligan                           |
                                                  |
 ___/s/ Chad L. Hensley_________   Director       |
     Chad L. Hensley                              |
                                                  |
 ___/s/ Darwin T. Lynner, Jr.___   Director       |
     Darwin T. Lynner, Jr.                        |
                                                  |
 ___/s/ Richard A. Miller_______   Director       |
     Richard A. Miller                            |
                                                  |
 ___/s/ William E. Timmons______   Director       |
     William E. Timmons                           |
                                                  |
 ___/s/ Steven E. Zumbach_______   Director       |
     Steven E. Zumbach                            |
                                  ________________|

                                     PART C

                               OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS.

           (a) Financial Statements

               (1) Included in Part A:

                   Financial Highlights for the Period July 1, 1996 to December 31, 1996 (unaudited) and for the Years Ended June 30, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989,
                   1988, 1987 (audited)

               (2) Incorporated by reference in Part B and all previously filed with the Commission in Post-Effective Amendment No. 17 filed on or about October 15, 1996:

                   Independent Auditors' Report dated July 19, 1996

                   Statement of Net Assets, June 30, 1996

                   Statement of Operations for the Year Ended June 30, 1996

                   Statements of Changes in Net Assets for the Two Years Ended June 30, 1996 and 1995

               (3) Incorporated by reference in Part B and filed with the
                   Commission pursuant to Rule 30b2-1 on or about
                   February 5, 1997:

                   Statement of Net Assets, December 31, 1996 (unaudited)

                   Statement of Operations for the Period Ended
                   December 31, 1996 (unaudited)

                   Statement of Changes in Net Assets for the Period Ended December 31, 1996 and 1995 (unaudited)

               (4) Included in Part C:

                   Consent of KPMG Peat Marwick LLP.

           (b) Exhibits

               Exhibit No.   Description
               -----------   -----------

               *1. (a) Articles of Incorporation, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed August 31, 1983.

               *1. (b) Amendment to the Articles of Incorporation, incorporated by reference to the Fund's Post-Effective Amendment No. 6, filed October 22, 1987.

               *1. (c) Amendment to the Articles of Incorporation, incorporated by reference to the Fund's Post-Effective Amendment No. 7, filed October 13, 1988.

               *1. (d) Form of Amendment to the Articles of Incorporation, incorporated by reference to the Fund's Post-Effective Amendment No. 17, filed
                             October 15, 1996.

               *2. Bylaws, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed August 31, 1983.

               *4. Specimen Common Stock Certificate, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed August 31, 1983.

               *5. Management and Investment Advisory Agreement, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed
                             August 31, 1983.

               *6. Underwriting Agreement, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed August 31, 1983.

               *8. (a) Custodian Agreement with Hawkeye Bank of Des Moines, incorporated by reference to the Fund's Registration Statement, filed January 28, 1983.

               *8. (b) Check Redemption Agreement, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed August 31, 1983.

               *9. (a) Form of Master Liquidity and Servicing Agreement, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed
                             August 31, 1983.

               *9. (b) Transfer Agent and Administrative Services Agreement, incorporated by reference to the Fund's Post-Effective Amendment No. 3, filed October 1, 1984.

               *9. (f) Shareholder Services Plan, incorporated by reference to the Fund's Post-Effective Amendment No. 17, filed October 15, 1996.

               *9. (g) Shareholder Services Agreement, incorporated by reference to the Fund's Post-Effective Amendment No. 17, filed October 15, 1996.

               *10. Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather, incorporated by reference to the Fund's Post-Effective Amendment No. 3, filed October 1, 1984.

               *13. Representations of Initial Shareholder, incorporated by reference to the Fund's Registration Statement, filed January 28, 1983.

               *15.(a)       Form of Rule 12b-1 Plan as amended.

               *15.(b) Form of Agreements, incorporated by reference to the Fund's Post-Effective Amendment No. 6, filed October 22, 1987.

               *15. (c) Form of Amended Rule 12b-1 Plan, incorporated by reference to the Fund's Post-Effective
                             Amendment No. 17, filed October 15, 1996.

                16. Calculation of Yield Quotations, included in Part B of this Registration Statement.

                17.          Financial Data Schedule

               *18.          Rule 18f(3) Plan, incorporated by
                             reference to the Fund's Post-Effective
                             Amendment No. 17, filed October 15, 1996.


-----------------------------------
*All previously filed as indicated.

Item 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None

Item 26.      NUMBER OF HOLDERS OF SECURITIES.

  Title of Class                              Number of Record Holders
  --------------                              ------------------------

  Sweep Shares                                199 as of December 31, 1996

Item 27.      INDEMNIFICATION.

              Section 496A.4(19) of the Iowa Business Corporation Act requires or permits indemnification of officers and directors of the Registrant under circumstances set forth therein. Reference is made to Article Ten of the Articles of Incorporation (Exhibit 1(b) hereto), Article X of the Bylaws of Registrant (Exhibit 2 hereto) and to Section 10 of the Underwriting Agreement (Exhibit 6 hereto) for additional indemnification provisions.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the Opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                                                         Principal Occupations
   Name             Positions with Advisor         Present and for Past 2 Years)
   ----             ----------------------         ----------------------------


Mark A. McClurg     Vice President, Secretary,     Sales & Marketing Manager.
                    Director and Senior            Joined IMG in February, 1989.
                    Managing Director

David W. Miles      President, Treasurer,          See caption "Management" in
                    Director, and Senior           the Statement of Additional
                    Managing                       Information forming a part
                    Director                       of this Registration
                                                   Statement.


Item 29.      PRINCIPAL UNDERWRITERS.

              (a)   Liquid Assets Funds, Inc.

              (b)

Name and Principal          Positions and Offices        Positions and Offices
 Business Address              with Underwriter             with Registrant
-----------------           ---------------------------- ----------------------

Mark A. McClurg             Vice President, Secretary,       Treasurer and
2203 Grand Avenue           Director and Senior Managing     Director
Des Moines, IA  50312-5338  Director

David W. Miles              President, Treasurer,            President and
2203 Grand Avenue           Director, and Senior Managing    Director
Des Moines, IA  50312-5338  Director


              (c)   Not applicable.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS.

              Shareholder account records will be maintained by Newtrend, Regency West 7, 4400 Westown Parkway, West Des Moines, Iowa, 50265, pursuant to an arrangement with Investors Management Group. All other required accounts, books and records will be maintained by Ruth L. Prochaska, 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

Item 31.      MANAGEMENT SERVICES.

              Not applicable.

Item 32.      UNDERTAKINGS.

              Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        CONSENT OF INDEPENDENT AUDITORS


To the Directors and Shareholders of
Municipal Assets Funds, Inc.:


We consent to the use of our report incorporated herein by reference and to the references to our Firm under the headings "FINANCIAL HIGHLIGHTS" and "SHAREHOLDERS SERVICES -- Statements and Reports" in the Prospectus and "Reports to Shareholders" and "Independent Auditors" in the Statement of Additional Information.




KPMG Peat Marwick LLP

Des Moines, Iowa
February 6, 1997

                          MUNICIPAL ASSETS FUNDS, INC.


                                 EXHIBIT VOLUME

                                       TO

                       POST-EFFECTIVE AMENDMENT NUMBER 18

                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                          MUNICIPAL ASSETS FUNDS, INC.

                                 EXHIBIT INDEX

Exhibit No.  Description                                                   Page
-----------  -----------                                                   ----

 *1. (a)     Articles of Incorporation, incorporated by reference to
             the Fund's Registration Statement, Filed August 31, 1983.....

 *1. (b)     Amendment to the Articles of Incorporation, incorporated
             by reference to the Fund's Post-Effective Amendment No. 6, filed October 22, 1987.......................................

 *1. (c)     Amendment to the Articles of Incorporation, incorporated
             by reference to the Fund's Post-Effective Amendment No. 7, filed October 13, 1988.......................................

 *1. (e) Form of Amendment to Articles of Incorporation, incorporated by reference to the Fund's Post-Effective Amendment No. 17, filed October 15, 1996.......................................

 *2.         Bylaws, incorporated by reference to the Fund's Pre-Effective
             Amendment No. 2, filed August 31, 1983.......................

 *4.         Specimen Common Stock Certificate, incorporated by
             reference to the Fund's Pre-Effective Amendment No. 2,
             filed August 31, 1983.......................................

 *5. Management and Investment Advisory Agreement, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed August 31, 1983........................................

 *6. Underwriting Agreement, incorporated by reference to the Fund's Pre-Effective Amendment No. 2, filed August 31, 1983..

 *8. (a) Custodian Agreement with Mercantile Bank of Polk County, incorporated by reference to the Fund's Registration
             Statement, filed January 28, 1983............................

 *8. (b)     Check Redemption Agreement, incorporated by reference to
             the Fund's Pre-Effective Amendment No. 2, filed
             August 31, 1983..............................................

 *9. (a) Form of Master Liquidity and Servicing Agreement, incorporated by reference to the Fund's Post-Effective Amendment No. 2, filed August 31, 1983........................................

 *9. (b) Transfer Agent and Administrative Services Agreement, incorporated by reference to the Fund's Post-Effective
             Amendment No. 3, filed October 1, 1984.......................

 *9. (f) Shareholder Services Plan, incorporated by reference to the Fund's Post-Effective Amendment No. 17, filed
             October 15, 1996.............................................

 *9. (g) Shareholder Services Agreement, incorporated by reference to the Fund's Post-Effective Amendment No. 17, filed
             October 15, 1996.............................................

 *10. Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather, incorporated by reference to the Fund's Post-
             Effective Amendment No.3, filed October 1, 1984.............

 *13. Representations of Initial Shareholder, incorporated by reference to the Fund's Registration Statement, filed January 28, 1983.......................................

 *15.(a)     Form of Rule 12b-1 Plan as Amended...........................

 *15.(b)     Form of Agreements, incorporated by reference to the Fund's
             Post-Effective Amendment No. 6, filed October 22, 1987.......

 *15.(c)     Form of Amebnded Rule 12b-1 Plan.............................

  16.        Calculation of Yield Quotations, included in Part B of
             this Registration Statement..................................

  17.        Financial Data Schedule......................................

 *18.        Rule 18f(3) Plan,incorporated by reference to the Fund's
             Post-Effective Amendment No. 17, filed October 15, 1996......
------------------
*Previously filed